As filed with the Securities and Exchange Commission on November 19, 2012

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

FINANCIAL INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Area Code and Telephone Number) (303) 623-2577

David T. Buhler, Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under Securities Act of 1933.

Title of Securities being Registered: Shares of beneficial interest of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Stonebridge Small-Cap Growth Fund

and

Stonebridge Institutional Small-Cap Growth Fund

A Message from the Funds’ President

January 7, 2013

Dear Shareholder:

I am writing to ask for your vote on an important matter that affects your investment in the Stonebridge Small-Cap Growth Fund (the “Predecessor Investor Fund”) and Stonebridge Institutional Small-Cap Growth Fund (the “Predecessor Institutional Fund”; together with the Predecessor Investor Fund, the “Predecessor Funds”), each a series of Stonebridge Funds Trust (“Stonebridge Funds Trust” or the “Trust”). While you are, of course, welcome to join us at the Predecessor Funds’ shareholders’ meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

You are being asked to vote on an important matter: The approval of proposed reorganizations of each Predecessor Fund into a newly created series of Financial Investors Trust (“FIT”), which will be named the Stonebridge Small-Cap Growth Fund (the “New Fund”). In the reorganization, your Predecessor Investor Fund shares and Predecessor Institutional Fund shares would, in effect, be exchanged, on a tax-free basis, for shares of the New Fund with an equal aggregate net asset value.

The New Fund was created to acquire the assets of the Predecessor Funds, and will carry on the business of the Predecessor Funds and inherit the financial history of the Predecessor Institutional Fund. We expect that the proposed reorganization, if approved by shareholders, will take effect during the first calendar quarter of 2013.

The reorganizations are being recommended for your approval in an effort to substantially reduce the Predecessor Funds’ operating expenses.

The Board of Trustees of the Predecessor Funds (the “Board”) has unanimously approved the proposed reorganizations. In determining to recommend approval of each reorganization, the Board of Trustees of the Predecessor Funds considered various factors, including the potential benefits to the respective shareholders of the Predecessor Funds offered by the reorganization. In this regard, the Board gave considerable weight to the fact that the reorganization would offer shareholders the opportunity to invest in a fund managed by Stonebridge Capital Management, the investment adviser to the Predecessor Funds, that is expected to have substantially lower operating expenses. The Board recommends that you vote “FOR” the proposals.

Included in this booklet is information about the upcoming shareholders’ meeting, including:

•	A Notice of a Special Meeting of shareholders, which summarizes the proposal(s) for which you are being asked to provide voting instructions; and

•	A Joint Prospectus/Proxy Statement, which provides detailed information on the New Fund, the specific proposals being considered at the shareholders’ meeting, and why the proposals are being made.

Your vote with respect to the Predecessor Fund in which you are a shareholder is needed whether or not you plan to attend the shareholder meeting. If you are a shareholder in both of the Predecessor Funds, your vote will be needed for both Predecessor Funds, separately. Please review the enclosed materials thoroughly. Once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the appropriate enclosed proxy card or authorize your proxy by telephone. A postage-paid envelope is enclosed for mailing. You may receive more than one proxy card for each of the Predecessor Funds in which you are a shareholder. If so, please vote each proxy card.

Your prompt return of the enclosed proxy card(s) will save the necessity and expense of further solicitations.

Your vote is important to us. If you have questions about the enclosed materials, please call 1-855-520-7709.

Sincerely,

/s/ Richard C. Barrett
Richard C. Barrett
President, Stonebridge Funds Trust

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS OF

STONEBRIDGE SMALL-CAP GROWTH FUND

AND

STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND,

EACH A SERIES OF STONEBRIDGE FUNDS TRUST

(each a “Predecessor Fund”)

This is the formal agenda for the special shareholders’ meeting of your fund. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders of the Stonebridge Small-Cap Growth Fund:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Stonebridge Small-Cap Growth Fund (“Predecessor Investor Fund” a series portfolio of Stonebridge Funds Trust (“Stonebridge Funds Trust” or the “Trust”)) will be held at the offices of Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067, on February 15, 2013 at 10 a.m. Pacific time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Investor Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Investor Fund, and the distribution of such shares to the shareholders of the Predecessor Investor Fund in complete liquidation and termination of the Predecessor Investor Fund.

To the Shareholders of the Stonebridge Institutional Small-Cap Growth Fund:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Stonebridge Institutional Small-Cap Growth Fund (“Predecessor Institutional Fund” a series portfolio of Stonebridge Funds Trust (“Stonebridge Funds Trust” or the “Trust”)) will be held at the offices of Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067, on February 15, 2013 at 10 a.m. Pacific time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Institutional Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Institutional Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Institutional Fund, and the distribution of such shares to the shareholders of the Predecessor Institutional Fund in complete liquidation and termination of the Predecessor Institutional Fund.

The close of business on December 14, 2012 has been set as the record date for determining the shareholders of each of the Predecessor Funds entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

THE BOARD OF TRUSTEES (THE “BOARD”) OF THE PREDECESSOR FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF EACH PREDECESSOR FUND VOTE “FOR” THE RESPECTIVE PROPOSALS.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with the Trust’s Declaration of Trust and applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees,

/s/ Dawn Cotten
Dawn Cotten
Secretary, Stonebridge Funds Trust
January 7, 2013

We urge you to mark, sign, date and mail the enclosed proxy card in the postage-paid envelope provided (or take advantage of the telephone or Internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation. Voting via the Internet or telephone is fast, convenient, and your vote is immediately confirmed and tabulated. Most importantly, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs. To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot. Please do not return the enclosed proxy card if you are voting via the Internet or by telephone. If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

An Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be held on February 15, 2013 is available at www.eproxyvote.com/stonebridge. To request a copy of the President’s Letter, Notice of Special Meeting, Joint Prospectus/Proxy Statement and Form of Proxy please call 1-855-520-7709. Each Predecessor Fund provides annual and semi-annual reports to its shareholders that highlight relevant information, including investment results and a review of portfolio changes. Additional copies of each Predecessor Fund’s most recent annual report and any more recent semi-annual report are available, without charge, by calling 1-800-639-3935, or by sending a written request to the Secretary of the Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

QUESTIONS & ANSWERS

Stonebridge Small-Cap Growth Fund

and

Stonebridge Institutional Small-Cap Growth Fund

While we encourage you to read the full text of the enclosed Joint Prospectus/Proxy Statement for the fund in which you are a shareholder, here is a brief overview of the proposal affecting the Stonebridge Small-Cap Growth Fund (“Predecessor Investor Fund”) and Stonebridge Institutional Small-Cap Growth Fund (the “Predecessor Institutional Fund”; together with the Predecessor Investor Fund, the “Predecessor Funds”), each a series of Stonebridge Funds Trust (“Stonebridge Funds Trust” or the “Trust”), which will require your vote.

Q.            What is happening?

A.            Stonebridge Capital Management, Incorporated (“Stonebridge”), the investment adviser of each of the Predecessor Funds, has recommended, and the Board of Trustees of the Stonebridge Funds Trust has approved, a proposal to reorganize each of the Predecessor Funds (each, a “Reorganization”) into the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (the “New Fund”). Each of the proposals is a separate transaction, and the approval by shareholders of both Reorganizations is required for either Reorganization to proceed. If both proposals are not approved, the Board of Trustees of the Predecessor Funds may consider other strategic alternatives for the Predecessor Funds, including another reorganization or their liquidation.

Q.            What issue am I being asked to vote on?

A.            If you are a shareholder of the Stonebridge Small-Cap Growth Fund, you are being asked to vote on a proposal to reorganize the Predecessor Investor Fund into the New Fund. If you are a shareholder of the Stonebridge Institutional Small-Cap Growth Fund, you are being asked to vote on a proposal to reorganize the Predecessor Institutional Fund into the New Fund. The New Fund is a newly created series of Financial Investors Trust and is a “shell” fund that was created to acquire the assets of the Predecessor Funds. Upon the completion of the Reorganizations, (i) the Predecessor Investor Fund and the Predecessor Institutional Fund will each distribute shares of the New Fund pro rata to their shareholders, who will then become shareholders of the New Fund.

Q.            Why has this proposal been made for the Predecessor Funds?

A.            The Reorganizations are being proposed because the Board of Trustees has determined that they are an appropriate means to enable Predecessor Fund shareholders to receive the benefit of Stonebridge’s investment management services while substantially lowering expenses associated with investing in the Predecessor Funds. The Board of Trustees also expects that the New Fund’s anticipated lower operating expenses may lead to increased distribution opportunities and enhanced potential for asset growth.

Q.            Will the investment objective or investment policies change as a result of the Reorganizations?

A.            The New Fund will have the same investment objective and substantially similar investment policies as the Predecessor Funds. Please review the “Investment Strategies and Risks” comparison table and the “Certain Investment Policies” comparison table in the Joint Prospectus/Proxy Statement. Please note that certain investment policies that were “fundamental” for the Predecessor Funds are “non-fundamental” policies of the New Fund, or have been removed or adjusted in some other way.

Q.            Will the investment risks change as a result of the Reorganizations?

A.            The New Fund will have substantially similar investment risks as the Predecessor Investor Fund and the Predecessor Institutional Fund. Please review the “Investment Strategies and Risks” comparison table in the Joint Prospectus/Proxy Statement.

i

Q.            Will the purchase procedures, exchange rights, redemption procedures and distribution procedures change as a result of the Reorganizations?

A.            The New Fund will have similar purchase procedures, exchange rights, redemption procedures and distribution procedures as the Predecessor Investor Fund and the Predecessor Institutional Fund, with some differences. Please review the comparison table in the Joint Prospectus/Proxy Statement.

Q.            Will I have to pay U.S. federal income tax as a result of the Reorganizations?

A.            The Reorganization of each Predecessor Fund is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganizations. In addition, no non-routine taxable distributions are expected to be made immediately prior to, or in connection with, the Reorganizations.

Q.            Will the Reorganization change sales charges (loads)?

A.            No. The Predecessor Funds do not impose a sales load, and the New Fund will likewise not impose a sales load.

Q.            Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) or other transactional fee at the time of the Reorganizations?

A.            No.

Q.            Will the Investment Adviser continue to be Stonebridge?

A.            Yes. Stonebridge will continue to be the investment adviser to the New Fund.

Q.            Will the Reorganizations result in higher advisory fees?

A.            No. Shareholders of the Predecessor Funds will not be subject to a higher advisory fee than they currently experience in the Predecessor Funds. The advisory and management services provided by Stonebridge are expected to be substantially the same as the advisory and management services provided by Stonebridge as the adviser of the Predecessor Funds.

Q.             Will the Reorganizations change the Predecessor Funds’ total or net annual fund operating expenses?

A.            As set forth in the table below, which includes figures based on the Predecessor Fund’s assets as of July 31, 2012, the Predecessor Funds’ total annual fund operating expenses are expected to be lower as a result of the Reorganizations.

Fund	Total Annual Fund Operating Expenses
Predecessor Investor Fund	4.34%
Predecessor Institutional Fund	3.36%
New Fund (Pro Forma Combined)	1.97%

Q.            How will the Reorganizations affect me?

A.            Assuming shareholders approve the Reorganizations, the assets and liabilities of each Predecessor Fund will be transferred to the New Fund. The New Fund will set up an account in your name, and your account will receive shares of the New Fund. After the Reorganizations are completed, the Predecessor Funds will liquidate. The value of the shares of the New Fund you receive in the Reorganizations will equal the value of the shares of the Predecessor Fund(s) you own immediately prior to the Reorganizations.

Q.            Who will pay the expenses of the Reorganizations?

A.            The Predecessor Funds will pay the expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are approved and completed.

Q.            When would the Reorganizations take place?

A.            If approved by the shareholders, the Reorganizations are anticipated to occur in the first quarter of 2013. Shortly after completion of the Reorganizations, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the New Fund owned.

Q.            How does the Board of Trustees (“Board of Trustees” or “Board”) of the Predecessor Funds recommend that I vote?

A.            The Board of Trustees recommends that you vote “FOR” this proposal. In making this recommendation, the Board of Trustees has determined that reorganizing the Predecessor Funds into the New Fund will offer potential benefits to shareholders of the Predecessor Funds. For example, the Board believes that the Reorganization will provide shareholders with the opportunity to invest in a fund managed by Stonebridge that is expected to have substantially lower operating expenses than either of the Predecessor Funds. The Board also believes that, over time, the New Fund’s lower operating costs could make it a more attractive investment opportunity than the Predecessor Funds.

Q.            What percentage of votes is required to approve a Reorganization?

A.            Approval of a Reorganization by each Predecessor Fund will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less.

If the shareholders do not approve both Reorganizations, neither Reorganization will take effect and the Board of Trustees may consider other strategic alternatives for the Predecessor Funds, including another reorganization or their liquidation.

Q.            How can I vote?

A.            You can vote by mail, telephone or internet using the enclosed proxy card, or in person at the Special Meeting.

Q.            If I send in my proxy card now as requested, can I change my vote later?

A.            You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the Special Meeting to be held.

Q.            Whom should I call for additional information about this Prospectus/Proxy Statement?

A.            Please call our proxy information line toll-free at 1-855-520-7709. Representatives are available Monday through Friday 9:00 a.m. to 6:00 p.m. and Saturday, 10:00 a.m. to 6:00 p.m. Eastern time.

JOINT PROSPECTUS/PROXY STATEMENT

JOINT PROSPECTUS/PROXY STATEMENT

January 7, 2013

Acquisition of the assets of:	By and in exchange for shares of:
Stonebridge Small-Cap Growth Fund a series of Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203 1-800-639-3935	Stonebridge Small-Cap Growth Fund a series of Financial Investors Trust 1290 Broadway, Suite 1100 Denver, CO 80203 Telephone:________
Stonebridge Institutional Small-Cap Growth Fund a series of Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203 1-800-639-3935

This Joint Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) is being furnished in connection with a solicitation of proxies by the Board of Trustees of Stonebridge Funds Trust (also referred to as the “Trust”), on behalf of Stonebridge Small-Cap Growth Fund (the “Predecessor Investor Fund”) and Stonebridge Institutional Small-Cap Growth Fund (the “Predecessor Institutional Fund”; together with the Predecessor Investor Fund, the “Predecessor Funds”), to be used at the Special Meeting of Shareholders of the Predecessor Investor Fund and Predecessor Institutional Fund to be held on February 15, 2013 at 10 a.m., Pacific time (the “Special Meeting”), at the offices of Stonebridge Capital Management, Incorporated (“Stonebridge” or the “Adviser”), 1801 Century Park East, Suite 1800, Los Angeles, California 90067, to consider the following proposals and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Proposal 1 (with respect to the Predecessor Investor Fund):

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Investor Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Investor Fund, and the distribution of such shares to the shareholders of the Predecessor Investor Fund in complete liquidation and termination of the Predecessor Investor Fund.

Proposal 2 (with respect to the Predecessor Institutional Fund):

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Institutional Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Institutional Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Institutional Fund, and the distribution of such shares to the shareholders of the Predecessor Institutional Fund in complete liquidation and termination of the Predecessor Institutional Fund.

Shareholders of record at the close of business on December 14, 2012 are entitled to receive notice of and to vote at the Special Meeting. Only shareholders of the Predecessor Investor Fund will vote with respect to Proposal 1. Only shareholders of the Predecessor Institutional Fund will vote with respect to Proposal 2. Shareholders of both Predecessor Funds will vote separately on Proposal 1 and Proposal 2.

It is proposed that the Predecessor Investor Fund and the Predecessor Institutional Fund each transfer all of their assets to the New Fund, in exchange for the New Fund’s shares and the assumption by the New Fund of all liabilities of the Predecessor Funds, all as more fully described in this Prospectus/Proxy Statement (the “Reorganizations”). The Predecessor Funds and the New Fund are referred to collectively as the “Funds.” If approved by the shareholders, the Reorganizations are anticipated to occur in the first quarter of 2013.

When the Reorganizations occur, each shareholder of the Predecessor Funds will receive the number of full and fractional shares of the New Fund equal in value as of the Valuation Date (as defined in the Agreements and Plan of Reorganization) to the total value of the Predecessor Fund shares held by that shareholder immediately prior to the Reorganizations.

The Predecessor Funds and the New Fund are series of open-end management investment companies. The New Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganizations. The New Fund has the same investment objective and substantially similar investment policies and restrictions as the Predecessor Funds, with certain differences as described in this Prospectus/Proxy Statement.

Stonebridge Capital Management, Incorporated (“Stonebridge”) will be engaged as the investment adviser of the New Fund and will be responsible for the overall administration of the New Fund’s business affairs. Stonebridge currently serves as the Predecessor Funds’ investment adviser. If shareholders approve the Reorganizations, the New Fund will carry on the business of the Predecessor Funds and will inherit the Predecessor Institutional Fund’s performance and financial history following the Reorganizations. This Prospectus/Proxy Statement includes a comparison of each Predecessor Fund with the New Fund.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed on or about January 7, 2013 to shareholders of record as of December 14, 2012. It explains concisely what you should know before voting on the proposals or investing in the New Fund, a newly created series of Financial Investors Trust (“FIT”), an open-end, registered management investment company. Please read it carefully and keep it for future reference.

To obtain directions to attend the Special Meeting, please call 1-800-639-3935. You may obtain free copies of either of the Predecessor Funds’ annual reports, semi-annual reports, prospectus, statement of additional information, the statement of additional information for this Prospectus/Proxy Statement, or other information by calling Stonebridge Funds Trust at 1-800-639-3935. You may request information about the New Fund by calling ALPS Fund Services at                     .

Like shares of the Predecessor Funds, shares of the New Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the New Fund.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

This document is designed to give you the information you need to vote on the proposal with respect to each Predecessor Fund. If there is anything you do not understand, please contact the Predecessor Funds at 1-800-639-3935.

The New Fund is subject to certain of the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC. You may review and copy information about the New Fund, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the New Fund on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the Predecessor Investor Fund and the Predecessor Institutional Fund, dated February 28, 2012, as supplemented from time to time;

(ii) the statement of additional information of the Predecessor Funds, dated February 28, 2012, as supplemented from time to time;

(iii) the prospectus of the New Fund, dated [    ], as supplemented from time to time;

(iv) the statement of additional information of the New Fund, dated [    ], as supplemented from time to time;

(v) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganizations, dated January 7, 2013 (the “Reorganization SAI”); and

(vi) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Predecessor Funds included in the Annual Report to Shareholders for the fiscal year ended October 31, 2011 and semi-annual reports as of April 30, 2012.

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganization of each of the Predecessor Funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganizations.

Overview of the Reorganizations

The Board of Trustees of the Stonebridge Funds Trust, of which the Predecessor Funds are separate series, is recommending that shareholders approve the transactions contemplated by separate Agreements and Plans of Reorganization (the “Plans”, as described below and a form of which is attached as Appendix A), which we refer to as the “Reorganizations” of the Predecessor Funds with and into the New Fund. If approved by shareholders, each of the Predecessor Funds will transfer all of its assets to the New Fund in exchange for shares of the New Fund (“Reorganization Shares”) with a value equal to the value of the respective Predecessor Fund’s assets net of liabilities, and for the assumption by the New Fund of all liabilities of the corresponding Predecessor Fund.

Each shareholder of each Predecessor Fund will receive, respectively, the number of full and fractional Reorganization Shares of the New Fund, equal in value as of the Valuation Date (as defined in Plans) to the total value of the Predecessor Fund shares held by that shareholder immediately prior to the Reorganizations. As soon as possible after the transfer, each of the Predecessor Funds will distribute to its shareholders, on a pro rata basis, the appropriate number of Reorganization Shares. As a condition of the Reorganizations, the Predecessor Funds will receive an opinion of counsel that the Reorganizations will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and that no gain or loss will be recognized by the Predecessor Funds, their shareholders, or the New Fund with respect to the Reorganizations.

Consequently, for U.S. federal income tax purposes, no gain or loss is expected to be recognized by the Predecessor Funds or their shareholders as a result of the Reorganizations. For more information about the tax consequences of the Reorganizations, including potential effects on capital loss carryforwards, if any, please see “Information about the Proposed Reorganization — Certain U.S. Federal Income Tax Consequences,” below. The Predecessor Funds generally pay dividends and distribute capital gains, if any, on an annual basis, and the New Fund is expected to do so as well.

If shareholders approve the proposed Reorganizations, shareholders will receive a confirmation statement reflecting their account number and the number of shares of the New Fund they are receiving. If shareholders do not approve the proposed Reorganizations, each of the Predecessor Funds’ semi-annual reports will indicate this result.

The Predecessor Funds will pay the expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are approved and completed.

With respect to each of the Predecessor Funds, approval of the respective Reorganization will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less. If the shareholders do not approve both Reorganizations, neither Reorganization will take effect and the Board of Trustees will consider other courses of action in the best interests of the Predecessor Funds and their shareholders, including re-proposing the Reorganizations or liquidating the Predecessor Funds.

Considerations of the Board of Trustees of Stonebridge Funds Trust

The Reorganizations are the result of the Board having concluded that it would be in the best interests of the Predecessor Funds and their shareholders for Stonebridge to consider alternatives to the current stand-alone structure of the Trust. In that structure, the Predecessor Funds’ operating expenses have been higher than a substantial number of their peer funds. A number of the peer funds are part of larger fund families and thus typically benefit from sharing certain costs across a larger asset base, or their expenses are lower for other reasons.

The Predecessor Funds’ relatively higher expenses have detracted from their performance. The Board, including the Independent Trustees, requested that Stonebridge pursue alternatives to the current structure as a means of addressing these issues. Stonebridge undertook a lengthy review to identify and recommend to the Board an appropriate partner with which to pursue reorganizations of the Predecessor Funds, with the primary goal of lowering their operating expenses.

After exploring various alternatives for the Predecessor Funds, Stonebridge recommended that the Board approve the Reorganization of each Predecessor Fund into the New Fund. The Board reviewed and considered, with the assistance of legal counsel, a number of factors relating to the Reorganizations. The Board placed considerable emphasis on information provided for its consideration indicating that the New Fund’s operating expenses are expected to be substantially lower than the current operating expenses of the Predecessor Funds. The Board also considered that the Predecessor Funds’ shareholders would benefit from continued management of their assets by Stonebridge, as well as from Stonebridge’s familiarity with ALPS Fund Services, Inc. and ALPS Distributors, Inc., and the distribution and administrative services they have provided to the Predecessor Funds.

On the basis of these considerations and the additional reasons discussed below under “Information About the Proposed Reorganizations – Reasons for the Reorganizations,” the Board of Trustees of Stonebridge Funds Trust has concluded that: (1) each Reorganization is in the best interests of each respective Predecessor Fund and its shareholders, and (2) the interests of the existing shareholders of the Predecessor Funds will not be diluted as a result of the Reorganizations. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Proposals.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The New Fund has the same investment objectives and substantially similar investment strategies as the Predecessor Funds. However, certain fundamental investment limitations of the Predecessor Funds will become non-fundamental investment limitations of the New Fund, or will be otherwise removed or modified. Non-fundamental policies can be changed by the Board without shareholder approval. This section summarizes the key differences. Please be aware, however, that this is only a brief discussion. More complete information may be found in the Predecessor Funds’ and the New Fund’s prospectus and statement of additional information.

	Predecessor Investor Fund and Predecessor Institutional Fund	New Fund
Investment Objective	• Both the Predecessor Investor Fund and the Predecessor Institutional Fund seek long-term growth of capital. Short-term income is a secondary objective.	Same investment objective.
Principal Investment Strategies

•      Both Predecessor Funds invest primarily in common stocks of companies that the Adviser believes have good prospects for superior earnings growth.

•      Both Predecessor Funds invest at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies.

•      The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that typically contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between $100 million and $3 billion.

•      The Adviser’s primary criterion for selling a particular stock held by the Predecessor Fund is whether the stock’s current market price has met or exceeded its proprietary target price.

•      The Adviser may sell all or a portion of an investment held by the

Same principal investment strategies.

Predecessor Fund if it becomes greater than 5% of the Fund’s total assets due to market appreciation.

•      Each Predecessor Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Predecessor Funds may continue to make such investments in the future.

•      Each Predecessor Fund may invest up to 10% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets.

Investment Policies – Fundamental Investment Restrictions

•      Neither Predecessor Fund may invest an amount which exceeds 5% of the value of the Predecessor Fund’s total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. government securities.

•      Neither Predecessor Fund may issue any senior securities.

•      Neither Predecessor Fund may purchase the securities of any issuer for the purpose of exercising control of management and it may not acquire or own more than 10% of any class of the securities of any company.

•      Neither Predecessor Fund may make short sales of securities or maintain a short position unless at the time of the short sale the Fund owns or has the right to acquire at no additional cost an equal amount of the securities sold short.

•      Neither Predecessor Fund may borrow money except for temporary emergency purposes and then not in excess of 5% of total net assets for the Predecessor Investor Fund and 10% of total net assets for the Predecessor Institutional Fund.

•      Neither Predecessor Fund may underwrite securities, buy or sell real estate or commodities or commodity contracts, or make loans to individuals, except that the Predecessor Funds may invest in futures contracts and options.

•      Neither Predecessor Fund may invest in the securities of other investment companies if immediately after such investment the Predecessor Fund will own (a) securities issued by an investment company having an aggregate value in excess of 5% of the value of the total assets of the fund, or (b) securities issued by all investment companies having an aggregate value in excess of 10% of the value of the total assets of the fund, except to the extent permitted by the 1940 Act and any applicable rules or exemptive orders issued thereunder.

•      Neither Predecessor Fund may invest in any security if information is not available with respect to the history, management, assets, owners and income of the issuer of such security, and neither Fund may make any investment which would subject the Predecessor Fund to unlimited liability.

•      Neither Predecessor Fund may purchase any securities on margin; provided, however, that the Predecessor Funds may make initial and variation margin payments in connection with purchases or sales of options or futures contracts.

Similar fundamental investment restrictions, except that the New Fund is not subject to the following fundamental investment restrictions of the Predecessor Funds:

•      Investing an amount which exceeds 5% of the value of the Predecessor Fund’s total assets in the securities of any one issuer;

•      Purchasing securities of any issuer for the purpose of exercising control of management and acquiring more than 10% of any class of the securities of any company;

•      Investing in the securities of other investment companies, except to the extent permissible under the Investment Company Act of 1940;

•      Investing in a security where information is not available with respect to the history, management, assets, owners and income of the issuer of such security;

•      The Predecessor Institutional Fund’s restriction on activity which involves promotion or business management by the Predecessor Institutional Fund;

•      The Predecessor Institutional Fund’s restriction on buying or selling real estate mortgage loans.

In addition, certain fundamental investment restrictions of the Predecessor Funds will be non-fundamental investment restrictions of the New Fund:

•      The New Fund may not purchase

•     Neither Predecessor Fund may purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Predecessor Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

•     A maximum of 15% of each Predecessor Fund’s total assets can be invested in illiquid securities, which includes restricted securities.

•     (Predecessor Institutional Fund only) The Predecessor Institutional Fund may not engage in activity which involves promotion or business management by the Predecessor Institutional Fund.

•     (Predecessor Institutional Fund only) The Predecessor Institutional Fund may not buy or sell real estate mortgage loans.

any illiquid security, if, as a result, more than 15% of the New Fund’s total assets (based on then-current value) would then be invested in such securities;

•     The New Fund may not make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Fund’s total assets, except in certain conditions and as permitted by the 1940 Act.

COMPARISON OF PRINCIPAL RISKS

	Predecessor Investor Fund	Predecessor Institutional Fund	New Fund
Principal Risks

The Predecessor Funds are subject to the following principal risks:

•      poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;

•      price volatility, which is greater when funds invest in small-capitalization companies;

•      decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;

•      risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•      price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;

•      market or economic factors impacting technology companies could have a major effect on the value of the Institutional Fund’s investments; and

•      market or economic factors affecting healthcare companies could have a major effect on the value of the Institutional Fund’s investments.

The New Fund is subject to substantially similar principal risks.

COMPARISON OF EXPENSES

The following tables summarize the fees and expenses you may pay as an investor in the New Fund, the expenses that the Predecessor Funds incurred for the fiscal year ended October 31, 2011, the estimated expenses for the New Fund since it has not yet commenced operations and the pro forma estimated expense ratios of the New Fund assuming consummation of the Reorganizations, which is anticipated to occur in the first quarter of 2013.

The tables are provided to help you understand the expenses of investing in the New Fund and your share of the operating expenses that the New Fund incurs and that the Adviser expects the New Fund to incur in the first year following the Reorganizations.

	Predecessor Investor Fund	Predecessor Institutional Fund	New Fund	New Fund (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Transaction Fee on Redemption by Wire	$10.00	$10.00	$10.00	$10.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses
Other Fund Expenses	3.59%	2.61%	1.22%(1)	1.22%(1)
Total Annual Fund Operating Expenses	4.34%	3.36%	1.97%	1.97%

(1) Other Expenses for the New Fund are based on estimated amounts for its initial fiscal year.

Examples

This example is intended to help you compare the costs of investing in the New Fund. This example assumes that you invest $10,000 in the New Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the New Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Predecessor Investor Fund	$435	$1,315	$2,205	$4,483

Predecessor Institutional Fund	$339	$1,033	$1,749	$3,644

New Fund	$200	$618	$1,062	$2,293

New Fund (Pro Forma Combined)	$200	$618	$1,062	$2,293

Portfolio Turnover

Each Predecessor Fund and the New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recently completed fiscal year, the Predecessor Investor Fund’s portfolio turnover rate was 199% of the average value of its portfolio, and the Predecessor Institutional Fund’s portfolio turnover rate was 195%. It is expected that the New Fund will experience a turnover rate comparable to the rates experienced by the Predecessor Funds.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

This section will help you compare the procedures for purchasing, redeeming and exchanging shares of each of the Predecessor Funds with the corresponding procedures of the New Fund. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus and statement of additional information for the New Fund.

	PREDECESSOR FUNDS PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases
General Information	Shares of the Predecessor Funds may be purchased directly by mail or in-person, and indirectly through an intermediary.	Same procedures.

Investment Minimums

The minimum initial investment for the Predecessor Investor Fund is $250. The minimum initial investment for the Predecessor Institutional Fund is $10,000. There is no minimum initial investment to open an account with either Predecessor Fund with an automatic investment plan.

Substantially similar procedures. The minimum initial investment for the New Fund is $250. There is no minimum initial investment to open an account with the New Fund with an automatic investment plan.

	The minimum additional investment in either Predecessor Fund is $100.	The minimum additional investment in the New Fund is $100.

	Redemptions	Redemptions

General

Shares of the Predecessor Funds may be redeemed on any business day by telephone, in person, by mail or by wire.

The Trust may postpone payment or suspend the right of redemption at times when the NYSE is closed for reasons other than customary weekends and holidays, when trading on an exchange is restricted, when an emergency exists as a result of which disposal by a Predecessor Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Predecessor Fund to fairly determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

Same procedures.

Redemption	The Trust will redeem shares at the current-	Same procedures.

Payments

day closing price if the shareholder calls before the close of the NYSE (normally 4:00 p.m. Eastern Time on a business day). Otherwise, the shareholder will receive the closing price on the next business day. The Trust will generally send redemption proceeds by check to the shareholder(s) of record at the address of record within 7 days after the Trust receives a valid redemption request.

Redemption In-Kind

Each Predecessor Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of its net asset value, whichever is less, for any one shareholder within a 90-day period. It may make redemptions beyond this amount in portfolio securities.

Same procedures.

Redemption Fees	A 2.00% fee will be assessed from each account on the redemption of Predecessor Fund shares held for 30 days or less, including shares held through omnibus account arrangements.	Same procedures.

	Exchanges	Exchanges

General

In general, shareholders may exchange shares of a Predecessor Fund for shares of the other Predecessor Fund, provided that exchanges must be for at least $250 in value per transaction into the Predecessor Investor Fund, and at least $10,000 in value per transaction into the Predecessor Institutional Fund.

No similar exchange privilege exists with respect to the New Fund, as only one class of New Fund shares is offered.

PERFORMANCE INFORMATION

Predecessor Investor Fund

The following bar chart and table illustrate the risks of investing in the Predecessor Investor Fund by showing the changes of the Predecessor Investor Fund’s performance from year to year. The bar chart shows the performance of the Predecessor Investor Fund’s shares. The accompanying table compares the Predecessor Investor Fund’s shares’ average annual total returns to those of a market index at one year, five years, and ten years. A brief description of the market index is included in the footnotes below. As with all mutual funds, how the Predecessor Investor Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance may be obtained by calling 1-800-639-3935.

Calendar Year Annual Returns

Best Quarter	Worst Quarter
42.48%	-30.86%
6/30/09	12/31/08

The following table compares the Predecessor Investor Fund’s average annual total returns over time to those of the Russell 2000 Growth Index.

Average Annual Total Returns

(for periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Returns Before Taxes	-11.68%	-3.99%	2.49%
Returns After Taxes on Distributions*	-11.68%	-3.94%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares*	-7.59%	-3.53%	1.95%
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)**	-2.91%	2.09%	4.48%

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Predecessor Institutional Fund

The following bar chart and table illustrate the risks of investing in the Predecessor Institutional Fund by showing the changes of the Predecessor Institutional Fund’s performance from year to year. The bar chart shows the performance of the Predecessor Institutional Fund’s shares. The accompanying table compares the Predecessor Institutional Fund’s shares’ average annual total returns to those of a market index at one year, five years, and ten years. A brief description of the market index is included in the footnotes below. As with all mutual funds, how the Predecessor Institutional Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance may be obtained by calling 1-800-639-3935.

Calendar Year Annual Returns

Best Quarter	Worst Quarter
42.14%	-30.95%
6/30/09	12/31/08

The following table compares the Predecessor Investor Fund’s average annual total returns over time to those of the Russell 2000 Growth Index.

Average Annual Total Returns

(for periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Returns Before Taxes	-11.09%	-3.61%	-0.28%
Returns After Taxes on Distributions*	-11.09%	-3.89%	-0.43%
Return After Taxes on Distributions and Sale of Fund Shares*	-7.21%	-2.97%	-0.21%
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)**	-2.91%	2.09%	4.48%

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
**

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

OTHER COMPARISONS BETWEEN

THE PREDECESSOR FUNDS AND THE NEW FUND

Investment Advisers and Portfolio Managers

Predecessor Funds

Stonebridge Capital Management, Incorporated, located at 1801 Century Park East, Suite 1800, Los Angeles, California 90067, acts as the investment adviser to the Predecessor Funds. The Adviser has provided investment management services to individuals and institutional clients for over 60 years. It supervises the investment of the Predecessor Funds’ assets and places orders with securities broker/dealers for the purchase or sale of securities on behalf of the Predecessor Funds, subject to the policies and controls of the Predecessor Funds’ Board of Trustees.

The Adviser is owned by four employees. The Adviser’s Investment Committee is responsible for managing the Predecessor Funds’ investment portfolios. The Committee meets regularly to review portfolio holdings and to discuss purchase and sale activity. The Committee members buy and sell securities for the Predecessor Funds as they see fit, guided by the Predecessor Funds’ investment objectives and strategies. The Investment Committee is comprised of Richard C. Barrett and Matthew W. Markatos, whose respective biographies are below.

Richard C. Barrett, C.F.A., C.I.C., is President, Chairman of the Stonebridge Investment Committee and a principal of the firm. In 1967, Mr. Barrett began his investment career as a financial analyst for a major investment banking firm in New York City. In 1972, he became a portfolio manager for Lionel D. Edie, a national investment adviser, and joined Stonebridge Capital Management in 1979. He holds a Bachelor of Science in business and mathematics from the University of Connecticut and a Master of Business Administration from Pepperdine University, and the professional designations of Chartered Financial Analyst and Chartered Investment Counselor. Mr. Barrett is a member of the CFA Institute and the CFA Society of Los Angeles. Mr. Barrett has been a portfolio manager of the Predecessor Funds since 1979.

Matthew W. Markatos, C.F.A., C.I.C., an Executive Vice President, Managing Director, and a principal of the firm, joined Stonebridge Capital Management in 2000. Prior to joining Stonebridge Capital Management, he was a Portfolio Manager and Analyst with Van Deventer & Hoch Investment Counsel. Mr. Markatos holds a Bachelor of Arts in Economics with a focus in Mathematics from Pomona College. He was also the recipient of the Lorne D. Cook award in Economics. Mr. Markatos is a member of the CFA Institute and the CFA Society of Los Angeles. Mr. Markatos has been a portfolio manager of the Predecessor Funds since 2000.

New Fund

Stonebridge will also serve as investment adviser of the New Fund. Portfolio management of the New Fund is anticipated to remain the same as described above for the Predecessor Funds.

Advisory Agreements

Predecessor Funds

Stonebridge, subject to the general supervision of the Stonebridge Funds Trust Board of Trustees, is the Predecessor Funds’ investment adviser and is responsible for the overall and day-to-day management of the assets of the Predecessor Funds in accordance with the Predecessor Funds’ investment objectives and policies. This includes making investment decisions and buying and selling securities. Stonebridge receives advisory fees from each Predecessor Fund paid monthly based on an annual rate of 0.75% of the respective Predecessor Fund’s average daily net assets. The Predecessor Funds’ annual report for the year ended October 31, 2011 and semi-annual report for the six-month period ended April 30, 2012 each includes a discussion of certain factors that the Board of Trustees of the Stonebridge Funds Trust considered in approving each Predecessor Fund’s advisory agreement with Stonebridge.

New Fund

If the Reorganizations are approved by shareholders, Stonebridge, subject to the general supervision of the FIT Board of Trustees, will be the New Fund’s investment adviser, and will be responsible for the overall and day-to-day management of the assets of the New Fund in accordance with the New Fund’s investment objectives and policies. Stonebridge will receive advisory fees from the New Fund paid monthly based on an annual rate of 0.75% of the New Fund’s average daily net assets. If the Reorganizations are approved, the New Fund’s annual report for the period ended April 30, 2013 will include a discussion of certain factors that the Board of Trustees considered in approving the New Fund’s advisory agreement with Stonebridge.

Distribution/Service (12b-1) Fees

Neither the Predecessor Funds nor the New Fund have approved any Rule 12b-1 plan. Accordingly, neither the Predecessor Funds nor the New Fund pay for distribution out of their assets.

The Predecessor Institutional Fund has adopted a shareholder services plan that allows it to pay up to 0.25% of average daily net assets to broker-dealers and other financial intermediaries for services provided to its shareholders. The Board has restricted any payments under the plan to 0.10% of average daily net assets until February 28, 2013. The New Fund will not have a shareholder services plan.

Trustee and Officers

The trustees and officers of the Stonebridge Funds Trust (of which the Predecessor Funds are series) are different from those of FIT (of which the New Fund is a series). The following individuals comprise the Board of Trustees of Stonebridge Funds Trust: Richard C. Barrett, Selvyn B. Bleifer and Marvin Freedman. The following individuals comprise the Board of Trustees of FIT: Mary K. Anstine, Edmund J. Burke, John R. Moran, Jr., Jeremy W. Deems, Jerry G. Rutledge, and Michael “Ross” Shell.

Independent Registered Public Accounting Firms (“Auditors”)

The Predecessor Funds’ Auditor is Tait Weller & Baker LLP. The New Fund’s Auditor is Deloitte & Touche LLP.

Other Service Providers

ALPS Distributors, Inc. serves as principal distributor of both the Predecessor Funds’ and the New Fund’s shares. ALPS Fund Services, Inc. serves as the administrator, transfer agent and bookkeeping and pricing agent for both the Predecessor Funds and the New Fund. Fifth Third Bank, N.A., serves as custodian of the Predecessor Funds. Union Bank, N.A. has been approved as the custodian for the New Fund.

Charter Documents

The Predecessor Funds are each a series of Stonebridge Funds Trust, a Delaware statutory trust and each New Fund is a series of FIT, also a Delaware statutory trust. Each trust is governed by its respective governing instruments, by-laws and state law. Additional information about the governing documents of the Stonebridge Funds Trust and FIT is provided below.

Shares

The Stonebridge Funds Trust is authorized to issue an unlimited number of shares of beneficial interest on such terms as the Board of Trustees may determine. FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Shares of each series of FIT have no preemptive or conversion rights.

Voting Rights

Holders of shares of the Stonebridge Funds Trust have one vote for each share held, and a proportionate fraction of a vote for each fractional share. On any matter submitted to a vote of shareholders of the Stonebridge Funds Trust, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Stonebridge Funds Trust Board of Trustees determines that the matter affects one or more series or classes of a series. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the FIT Board of Trustees determines that the matter affects one or more series or classes of a series. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shareholder Meetings

As a series of a Delaware statutory trust, the New Fund is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Business transacted at any special meeting of shareholders shall be limited to the purpose stated in the notice. Provisions of the Declaration of Trust of the Stonebridge Funds Trust are substantially the same, except that shareholders may consider any business properly before the meeting regardless of whether it was stated in the notice for the meeting.

Shareholder Liability

FIT’s trust instrument disclaims shareholder liability for the debts, liabilities, obligations and expenses of FIT or any of its respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the New Fund. The Declaration of Trust for the Stonebridge Funds Trust provides that the Trust shall indemnify and hold each shareholder harmless from and against any claim or liability to which the shareholder may become subject solely by reason of his or her being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust for the Stonebridge Funds Trust further provides that, upon proper and timely request, the Trust shall reimburse a shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability.

Director/Trustee and Officer Liability

The Stonebridge Funds Trust Declaration of Trust provides that the Trust shall indemnify the Trustees and officers of the Trust against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been a Trustee or officer. The indemnification provided by the Declaration of Trust does not apply with respect to any matter as to which a Trustee or officer has been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

FIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the articles of incorporation, trust instruments, and by-laws and state law governing the Predecessor Funds and the New Fund. It is qualified in its entirety by reference to the respective articles of incorporation, trust instruments, and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

General

At the Special Meeting, shareholders of the Predecessor Funds will be asked to approve:

Proposal 1 (with respect to the Predecessor Investor Fund):

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Investor Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Investor Fund, and the distribution of such shares to the shareholders of the Predecessor Investor Fund in complete liquidation and termination of the Predecessor Investor Fund.

Proposal 2 (with respect to the Predecessor Institutional Fund):

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Institutional Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Institutional Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Institutional Fund, and the distribution of such shares to the shareholders of the Predecessor Institutional Fund in complete liquidation and termination of the Predecessor Institutional Fund.

Shareholders of record at the close of business on December 14, 2012 are entitled to receive notice of and to vote at the Special Meeting. Only shareholders of the Predecessor Investor Fund will vote with respect to Proposal 1. Only shareholders of the Predecessor Institutional Fund will vote with respect to Proposal 2. Shareholders of both Predecessor Funds will vote separately on Proposal 1 and Proposal 2.

If both Proposals are approved, the Reorganizations will take place pursuant to the Plans, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

Agreements and Plans of Reorganization

Each Reorganization is structured as a transfer of all the assets of the respective Predecessor Fund to the New Fund in exchange for the assumption by the New Fund of all the liabilities of the corresponding Predecessor Fund and for the issuance and delivery to the Predecessor Fund of Reorganization Shares equal in value to the aggregate net asset value of the corresponding Predecessor Fund.

After receipt of the Reorganization Shares, each Predecessor Fund will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Predecessor Fund, and the legal existence of the Predecessor Fund as a series of the Stonebridge Funds Trust will be terminated. Each shareholder of a Predecessor Fund will receive the number of full and fractional shares of Reorganization Shares equal in value as of the Valuation Date (as defined in the Plans) to the total value of the Predecessor Fund shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the corresponding New Fund identical in all material respects to the account currently maintained by the Predecessor Fund.

The consummation of the Reorganizations is subject to the terms and conditions and the representations and warranties set forth in the Plans. Each Plan (as applicable to either Predecessor Fund) may be terminated by mutual agreement of Stonebridge Funds Trust (on behalf of the Predecessor Funds) and FIT on behalf of the New

Fund. In addition, either the Predecessor Funds or FIT may at its option terminate the Plans at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of Stonebridge Funds Trust or the Board of FIT that the consummation of the transactions contemplated therein is not in the best interests of the Predecessor Fund or the New Fund, respectively. The Predecessor Funds will pay the expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are approved and completed.

The Stonebridge Funds Trust Board has voted to approve the Plans and the proposed Reorganizations and to recommend that shareholders also approve the Plans and the transactions they contemplate. The actions contemplated by the Plans and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the Predecessor Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Reasons for the Reorganization

The Reorganizations are the result of the Board’s conclusion that it would be in the best interests of the Predecessor Funds and their shareholders for Stonebridge to consider alternatives to the current stand-alone structure of the Trust. In that structure, the Predecessor Funds’ operating expenses have been higher than a substantial number of their peer funds. A number of the peer funds are part of larger fund families and thus typically benefit from sharing certain costs across a larger asset base, or their expenses are lower for other reasons. The Predecessor Funds’ relatively higher expenses have detracted from their performance. The Board, including the Independent Trustees, requested that Stonebridge pursue alternatives to the current structure as a means of addressing these issues. Stonebridge undertook a lengthy review to identify and recommend to the Board an appropriate partner with which to pursue reorganizations of the Predecessor Funds, with the primary goal of lowering their operating expenses.

The Board’s review and consideration of this matter concluded with its decision, at its regular meeting on September 25, 2012, to approve the Plans of Reorganization and recommend that the shareholders of each Predecessor Fund approve its reorganization with the New Fund.

In advance of its September 25 meeting, the Board received and considered extensive written information and analyses about the Reorganizations, Stonebridge, and FIT. The Independent Trustees reviewed these materials, including the Plan of Reorganization, and Stonebridge’s recommendation in separate executive sessions, both at the September 25 meeting and in earlier meetings of the Board. In addition, the Board had the opportunity to ask questions of Stonebridge and to consider additional information that counsel to the Independent Trustees had requested from representatives of FIT. In reviewing these matters, the Independent Trustees were advised by counsel that is experienced in 1940 Act matters and is independent of Stonebridge and FIT.

The Board evaluated and considered the overall capabilities of the FIT platform and the services to be provided to the New Fund by ALPS Fund Services and ALPS Distributors. The Board also considered its previous experience with ALPS Fund Services and ALPS Distributors as providers of administrative and distribution services to the Trust. The Board noted that, like the Predecessor Funds, the New Fund would not pay a Rule 12b-1 distribution fee. The Board also considered the investment management services that Stonebridge has provided to the Predecessor Funds and that Stonebridge would serve as the investment adviser to the New Fund following the Reorganizations. In addition, the Board noted that the investment objectives, strategies, restrictions and risks of the Predecessor Funds are the same or substantially similar to those of the New Fund.

The Board placed considerable emphasis on the analyses and information it received regarding the fees and expenses of the Predecessor Funds and the New Fund. The Board noted that the expense ratio of the New Fund is expected to be substantially lower than those of the Predecessor Funds. In this regard, the Board considered Stonebridge’s conclusions that the expected reduction in operating expenses resulting from the Reorganizations would position the New Fund for improved performance and potential asset growth over time, and that the Reorganizations were the best alternative available to address the expenses of the Predecessor Funds. The Board also considered that the Board of Trustees of FIT would be in a position to monitor the fees, expenses, and performance of the New Fund and to take further measures as it deemed appropriate in the future to position the New Fund for asset growth over time. In addition, the Board considered that Stonebridge’s management fee would not increase upon completion of the Reorganizations.

The Board noted that each Reorganization is contingent on approval of the other Reorganization. The Board determined that this condition of the Plan of Reorganization is consistent with the overall purpose of the Reorganizations, given that the expected reduction in operating expenses will not be achieved if only one of the Reorganizations is completed. The Board also noted that each Predecessor Fund will bear the expenses associated with its Reorganization, even if the Reorganization is not approved. In addition, the Board considered the potential alternatives reasonably available to the Predecessor Funds if the Reorganizations did not take place, including pursuit of a different reorganization or liquidation of the Predecessor Funds.

The Board noted that each Reorganization would be structured as a tax-free reorganization.

Based on the foregoing considerations, the Board, including the Independent Trustees unanimously concluded that each Reorganization would be in the best interests of the respective Predecessor Fund and its shareholders and that the interests of respective Predecessor Fund shareholders would not be diluted as a result of the Reorganization. Accordingly, the Board approved the Reorganizations and recommended that they be submitted to the Predecessor Fund shareholders for approval.

Description of the Reorganization Shares

Reorganization Shares will be issued to the Predecessor Fund’s shareholders in accordance with the Plans as described above. The Reorganization Shares will have similar characteristics as the corresponding shares of the Predecessor Fund.

Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides that an investment adviser (such as Stonebridge) to a registered investment company may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the new or former investment adviser; and (2) no “unfair burden” may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable to the transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after a change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services). While no interest in Stonebridge is being sold in connection with the Reorganizations, the Board of Trustees has been informed by Stonebridge that Stonebridge and FIT (with respect to the composition of its board) intend to comply with the section 15(f) safe harbor.

Certain U.S. Federal Income Tax Consequences

It is a condition to each Predecessor Fund’s obligation to consummate the Reorganizations that the Predecessor Funds receive a tax opinion (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a) The transfer of all the Predecessor Fund’s assets to the New Fund in exchange solely for New Fund Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund followed by the distribution by the Predecessor Fund of all the New Fund Shares to the Predecessor Fund Shareholders in complete liquidation of the Predecessor Fund will constitute a “reorganization” within the meaning of Section 368(a) of the

Code and the New Fund and the Predecessor Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)     No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Predecessor Fund solely in exchange for New Fund Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund.

(c)     No gain or loss will be recognized by the Predecessor Fund upon the transfer of all the Predecessor Fund’s assets to the New Fund solely in exchange for New Fund Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of New Fund Shares to the Predecessor Fund Shareholders solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund.

(d)     No gain or loss will be recognized by the Predecessor Fund Shareholders upon the exchange of their Predecessor Fund shares solely for New Fund Shares in the Reorganization.

(e)     The aggregate basis of the New Fund Shares received by each Predecessor Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder. The holding period of New Fund Shares received by each Predecessor Fund Shareholder will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the time of the Reorganization.

(f)     The basis of the Predecessor Fund’s assets transferred to the New Fund will be the same as the basis of such assets to the Predecessor Fund immediately before the Reorganization. The holding period of the assets of the Predecessor Fund in the hands of the New Fund will include the period during which those assets were held by the Predecessor Fund.

(g)     The consummation of the Reorganization will not terminate the taxable year of the Predecessor Fund. The part of the taxable year of the Predecessor Fund before the Reorganization and part of the taxable year of the New Fund after the Reorganization will constitute a single taxable year of the New Fund.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) any other U.S. federal tax issues (except those set forth above); (3) as a result of the transfer of the Predecessor Fund’s assets regardless of whether such transfer would otherwise be a non-taxable transaction; or (4) all state, local or foreign tax issues of any kind. In particular, no opinion will be expressed with respect to the taxable year of any Predecessor Fund shareholder.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

As of October 31, 2011, the Predecessor Investor Fund and Predecessor Institutional Fund had $3,043,065 in capital loss carryforwards, which will expire in 2017 if unused. The utilization of such capital loss carryforwards would also be subject to an annual limitation if the Predecessor Fund were to undergo an “ownership change” as such term is defined under Section 382 of the Code. The Predecessor Funds have not, to the knowledge of the Predecessor Funds, undergone an ownership that would limit the use of capital loss carryforwards, and are not anticipated to undergo such an ownership change in connection with the Reorganizations.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws.

THE BOARD OF TRUSTEES OF THE STONEBRIDGE FUNDS TRUST BELIEVES THAT THE PROPOSED REORGANIZATIONS ARE IN THE BEST INTERESTS OF THE PREDECESSOR FUNDS AND

THEIR SHAREHOLDERS. ACCORDINGLY, THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” APPROVAL OF EACH PROPOSED REORGANIZATION.

Capitalization. The following table shows, as of April 30, 2012, the capitalization of each Predecessor Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed Reorganizations as of that date:

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Predecessor Investor Fund	$5,657,160	$8.10	698,800
Predecessor Institutional Fund	$12,740,050	$8.45	1,508,375
New Fund (Pro Forma Combined)	$18,397,210	$8.45	2,177,861

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General

The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies will be paid by the Predecessor Funds. Shareholder votes will be solicited primarily by mail by certain officers and representatives of Stonebridge Funds Trust, officers, employees or agents of Stonebridge, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person. Boston Financial Data Services has been retained as proxy tabulator. The anticipated costs of the proxy solicitation are estimated to be $6,400.

As of December 14, 2012, the Stonebridge Institutional Small-Cap Growth Fund had [    ] shares outstanding, and the Stonebridge Small-Cap Growth Fund had [    ] shares outstanding.

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Stonebridge Funds Trust is generally not required to hold annual meetings of shareholders and the Trust generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions, such as the election of directors or the approval of a new advisory agreement, are required to be taken under state law or the 1940 Act. By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholders’ meetings, as well as the related expenditure of staff time.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a series of the Stonebridge Funds Trust hereafter called should send the proposal to the Secretary of the Stonebridge Funds Trust within a reasonable time before the solicitation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration.

Other Matters to Come Before the Special Meeting

The Board of Trustees of the Stonebridge Funds Trust is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

In order to transact business at the Special Meeting, a “quorum” must be present. Under the Trust’s governing documents, a quorum is constituted by the presence, in person or by proxy, of holders of one-third of the interests in the Trust, or as may be required by the 1940 Act (see “Voting” below). If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that proposal.

For purposes of determining the presence of a quorum for the transaction of business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present, but which have not been voted. Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Accordingly, shareholders are urged to forward their voting instructions promptly.

If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment would require the affirmative vote of a majority of the shares of the Predecessor Fund represented at the Special Meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment.

Voting

Approval of a Reorganization by each Predecessor Fund will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage-paid envelope or by voting via the Internet or by telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed proxy card or to vote via the Internet or by telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your proxy card.

If you choose to vote by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposals and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot.

For the Reorganization proposals, to the extent not designated, the shares will be voted “FOR” approval of each Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Stonebridge Funds Trust (ii) by properly executing a later-dated proxy that is received by the Stonebridge Funds Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

In tallying votes, abstentions and broker non-votes will not count toward the number of votes in favor of the Reorganization proposals, which means they will have the effect of votes against the Reorganization proposals.

Share Ownership

As of the Record Date, the officers and directors/directors of each of the Trust and FIT as a group beneficially owned less than 1% of the outstanding shares of either of the Predecessor Funds. As of the date of this Prospectus/Proxy Statement, no shares of the New Fund have been issued.

As of October 31, 2012, the following persons owned of record or beneficially 5% or greater of any class of a Predecessor Fund’s outstanding equity securities:

Stonebridge Small-Cap Growth Fund (Predecessor Investor Fund)

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization
Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104	N/A	Record	419,194.723	63.32%	19.25%

Hass Family Trust 3507 Sunnywood Drive Fullerton, CA 92835	N/A	Record	34,100.054	5.15%	1.57%

Stonebridge Institutional Small-Cap Growth Fund (Predecessor Institutional Fund)

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization
Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104	N/A	Record	239,731.667	15.93%	11.01%

Financial Highlights

The financial highlights tables are intended to help you understand the New Fund’s financial performance for the past years. The information reflects financial results for shares of the Predecessor Institutional Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Institutional Fund (assuming reinvestment of all dividends and distributions). With the exception of information relating to the six months ended April 30, 2012, this information has been audited by Tait, Weller & Baker LLP, the Predecessor Funds’ independent registered public accounting firm, whose report, along with the Predecessor Institutional Fund’s financial statements, are incorporated herein by reference to the Predecessor Funds’ annual reports as filed with the SEC on January 6, 2012.

On or about the Reorganization Date, the Predecessor Institutional Fund and the Predecessor Investor Fund are expected to each participate in a tax-free reorganization in which each Predecessor Fund is expected to merge into the New Fund. For financial reporting purposes, the surviving fund of the merger between the two Predecessor Funds is the Predecessor Institutional Fund. As a consequence, the New Fund will carry over the historic performance and financial statements of the Predecessor Institutional Fund only.

Stonebridge Institutional Small-Cap Growth Fund (Predecessor Institutional Fund)

Selected Data for Each Share of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Predecessor Institutional Fund’s financial performance for each of the past five fiscal years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Net asset value, beginning of period	$7.90	$7.91	$6.38	$5.35	$11.62	$9.94
Income (Loss) from Investment Operations
Net investment loss	(0.14)	(0.26)	(0.24)	(0.18)	(0.21)	(0.18)
Net realized and unrealized gain/(loss) on investments	0.69	0.25	1.77	1.21	(5.02)	1.86
Total Income/(Loss) from Investment Operations	0.55	(0.01)	1.53	1.03	(5.23)	1.68
Distributions to Shareholders
From net realized gain on investments	--	--	--	--	(1.04)	--
Total Distributions to Shareholders	--	--	--	--	(1.04)	--
Net asset value, end of period	$8.45	$7.90	$7.91	$6.38	$5.35	$11.62
Total Return	6.96%(1)	(0.13)%	23.98%	19.25%	(49.06)%	16.90%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,740	$12,457	$13,492	$11,767	$10,583	$22,333
Ratio of operating expenses to average net assets	3.52%(2)	3.36%	3.40%	3.85%	2.86%	2.52%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A	N/A	3.48%	N/A	N/A	2.62%
Ratio of net investment loss to average net assets	(3.32)%(2)	(2.96)%	(3.19)%	(3.34)%	(2.43)%	(1.62)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A	N/A	(3.27)%	N/A	N/A	(1.72)%
Portfolio turnover rate	126%	195%	115%	137%	145%	163%

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of         , 201_ by Financial Investors Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the Stonebridge Small-Cap Growth Fund (the “Acquiring Fund”); Stonebridge Funds Trust, a Delaware statutory trust (the “Selling Trust”), on behalf of the [Stonebridge Institutional Small-Cap Growth Fund] / [Stonebridge Small-Cap Growth Fund] (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); and Stonebridge Capital Management, Inc., a California corporation (“SCM”), the investment adviser to the Acquiring Fund and the Selling Fund (for purposes of Sections 5.7, 5.12, 8.7, 11.1 and 13.1 of the Agreement only). The principal place of business of the Acquiring Trust is 1290 Broadway, Suite 1100, Denver, Colorado 80203; the principal place of business of the Selling Trust is 1290 Broadway, Suite 1100, Denver, Colorado 80203; and the principal place of business of SCM is 1801 Century Park East, Suite 1800, Los Angeles, California 90067.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting shares of beneficial interest, no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; immediately followed by (ii) the distribution of the Acquiring Fund Shares to the Selling Fund shareholders, and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust that has been newly-created for the specific purpose of completing the Reorganization, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Selling Trust has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquiring Trust, on behalf of the Acquiring Fund, has entered into an Agreement and Plan of Reorganization with the Selling Trust, on behalf of the [Stonebridge Small-Cap Growth Fund] / [Stonebridge Institutional Small-Cap Growth Fund] (the “Related Fund”) and, with respect to the provisions first identified above, SCM, pursuant to which the Acquiring Fund shall acquire all the assets of the Related Fund in a reorganization to occur concurrently with the Reorganization (the “Related Reorganization”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE II

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES

AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES, AND TERMINATION AND

LIQUIDATION OF THE SELLING FUND

2.1.        THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

2.2.        ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1.

2.3.        LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

2.4.        LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders, as determined in accordance with Section 2.3 below. The Acquiring Fund shall have no obligation under this Agreement to inquire as to the validity, propriety or correctness of such records, and shall assume that such records are valid, proper and correct. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

2.5.        OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Selling Fund Shareholders.

2.6.        STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware to effect the termination of the Selling Fund, and shall file final tax returns with the State of [        ] if required under applicable law.

2.7.        TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

2.8.        TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

2.9.        BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

2.10.        INITIAL SHARE. Prior to the Closing, the Acquiring Fund will issue one Acquiring Fund Share (the “Initial Share”) to SCM (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Share shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE III

VALUATION

3.1.        VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Certificate of Trust, Declaration of Trust, and Bylaws (the “Selling Trust Governing Documents”), the Selling Trust’s Pricing and Valuation Committee Procedures and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

3.2.        VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the procedures set forth in Section 2.1.

3.3.        SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the net assets as described in Article I, shall be determined by dividing the value of the assets net of liabilities of the Selling Fund determined in accordance with Section 2.1 by the net asset value per Acquiring Fund Share determined in accordance with Section 2.2.

3.4.        EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE IV

CLOSING AND CLOSING DATE

4.1.        CLOSING DATE. The Closing shall occur on [    ], 2012 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE on the Closing Date at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

4.2.        CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause                         , as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund’s portfolio securities, cash, and any other assets held in the account at the Custodian established by the Trust for the Selling Fund shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of such portfolio securities, cash, and other assets by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

4.3.        TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause Boston Financial Data Services-Midwest, as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Selling Fund (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

4.4.        DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE V

REPRESENTATIONS AND WARRANTIES

5.1.        REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a)         The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)         The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust Governing Documents.

(c)         The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)         The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party.

(e)         Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization, the Selling Fund has no material contracts or other written commitments that will be terminated with liability to the Selling Fund before the Closing Date, other than as set forth in Schedule A hereto.

(f)         To the Selling Fund’s knowledge, no litigation, administrative proceeding, or investigation of or before any U.S. federal or state court or U.S. federal law enforcement agency or regulatory authority is presently pending or threatened against the Selling Fund, which, if adversely determined, would materially and adversely affect its financial condition or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. To the Selling Fund’s knowledge, the Selling Fund is not a party to or subject to the provisions of any order, decree, or judgment of any U.S. federal or state court or U.S. federal law enforcement agency or regulatory authority that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)         The annual financial statements of the Selling Fund for the fiscal year ended October 31, 2011, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of October 31, 2011, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements. The Acquiring Fund acknowledges that, for purposes of making this representation, the Selling Fund may rely on the opinions rendered by its independent registered public accounting firm in connection with the preparation of those annual financial statements.

(h)         Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and the Selling Fund has no knowledge of any material contingent liabilities of the Selling Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund, including as a result of the payment of any expenses incurred by the Selling Fund in connection with consummating the Reorganization, shall not constitute a material adverse change.

(i)         All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j)         All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k)         The Selling Fund has good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets.

(l)         Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)         The information furnished in writing by the Selling Fund to the Acquiring Fund or its agents for the specific purpose of preparing no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization shall be accurate and complete in all material respects and otherwise shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(n)         The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o)         From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)         For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q)         No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

(r)         The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act currently in effect as they apply to the Selling Trust.

5.2.        REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)         The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)         The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Revised Trust Instrument and Bylaws (the “Acquiring Trust Governing Documents”).

(c)         The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)         The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e)         The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party.

(f)         To the Acquiring Fund’s knowledge, no litigation, administrative proceeding or investigation of or before any U.S. federal or state court or U.S. federal law enforcement agency or regulatory authority is presently pending or threatened against the Acquiring Trust or the Acquiring Fund, which, if adversely determined, would materially and adversely affect its financial condition or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. To the Acquiring Fund’s knowledge, neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any U.S. federal or state court or U.S. federal law enforcement agency or regulatory authority that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g)         The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and Sole Shareholder, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h)         The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i)         The information furnished in writing by the Acquiring Fund to the Selling Fund or its agents for the specific purpose of preparing no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization shall be accurate and complete in all material respects and otherwise shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(j)         The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k)         The Registration Statement (as defined in Section 5.7), which will become effective prior to the Closing Date, conforms, and as of the effective date of the Registration Statement will conform, in all material respects to the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder.

(l)         From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(m)         The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(n)         No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(o)         The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(p)         The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act currently in effect as they apply to the Acquiring Trust.

ARTICLE VI

COVENANTS OF ACQUIRING FUND AND SELLING FUND

6.1.        OPERATION IN ORDINARY COURSE. Subject to Section 1.2, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

6.2.        SHAREHOLDER APPROVAL. The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein, subject to the applicable requirements of the Selling Trust Governing Documents.

6.3.        INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

6.4.        ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests, in connection with completing the Reorganization, concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations and applicable law.

6.5.        FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

6.6.        STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

6.7.        PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders in connection with the Reorganization (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party, including SCM, will provide other parties with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

6.8.        REPORTING RESPONSIBILITY. The Selling Fund agrees that, following the Closing, it shall be responsible for filing all regulatory reports, tax returns or other documents with the Commission, any state securities commission, any U.S. federal, state or local tax authorities, and any other relevant authority that are required to be filed with the same as a result of its operations prior to the Closing or its subsequent liquidation as a series of the Selling Trust.

6.9.        TAX STATUS OF REORGANIZATION. The Funds intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.10        COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of SCM; and (b) SCM agrees that for a period of two (2) years after the Closing Date, neither SCM nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.11        STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.12        CONFIDENTIALITY.

(a)          The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, and SCM (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)         In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VII

CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1.        All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

7.2.        The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a)         The Acquiring Fund is a separate series of the Acquiring Trust, and the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)         The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)         Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d)         The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any U.S. federal or state court or governmental authority is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e)         The execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund did not, and their performance of their obligations will not, result in a violation of the Acquiring Trust Governing Documents.

(f)         This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. With respect to the opinion on the enforceability of this Agreement, Davis Graham & Stubbs LLP may assume without any independent investigations that the laws of the State of Delaware are identical in all respects to the corporate laws of the State of Colorado.

ARTICLE VIII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

8.1.        All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

8.2.        The Acquiring Fund shall have received on the Closing Date an opinion from Bingham McCutchen LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a)         The Selling Fund is a separate series of the Selling Trust duly constituted in accordance with the Selling Trust Governing Documents, and the Selling Trust is a trust existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as an open-end registered investment company as described in the prospectus and statement of additional information of the Selling Fund contained in the currently-effective registration statement of the Selling Trust on file with the Commission.

(b)         The Selling Trust is registered with the Commission as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)         To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or governmental authority is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d)         The execution and delivery of this Agreement by the Selling Trust on behalf of the Selling Fund did not, and the performance of their obligations hereunder will not, result in a violation of the Selling Trust’s Amended and Restated Articles of Incorporation or its Bylaws (assuming approval of Selling Fund shareholders has been obtained).

(e)         This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms.

Such opinion shall be based on customary assumptions and such representations as Bingham McCutchen LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. For purposes of rendering its opinion, Bingham McCutchen LLP may assume without any independent investigations that the laws of the State of Delaware are identical in all respects to internal substantive laws of the Commonwealth of Massachusetts.

8.3.        As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to Closing as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust Governing Documents, or of investment restrictions disclosed in the Registration Statement.

ARTICLE IX

FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

9.1.        This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents, and the Related Reorganization shall have been approved by the requisite vote of the holders of the outstanding shares of the Related Fund in accordance with applicable law and the provisions of such fund’s governing documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1. The Acquiring Fund acknowledges that the Selling Trust has the authority, under the Selling Trust Governing Documents, to adjourn a meeting of the shareholders of [Stonebridge Small-Cap Growth Fund] / [Stonebridge Institutional Small-Cap Growth Fund] for any lawful purpose for a period of no more than six months beyond the originally scheduled meeting date.

9.2.        This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

9.3.        The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

9.4.        On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

9.5.        All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

9.6.        The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

9.7.        The Funds shall have received an opinion of Davis Graham & Stubbs LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a)         The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)         No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c)         No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d)         No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)         The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f)         The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g)         The consummation of the Reorganization will not terminate the taxable year of the Selling Fund. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds or of SCM, and each of the Selling Fund, the Acquiring Fund and SCM will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7.

ARTICLE X

EXPENSES

10.1.        The Acquiring Fund will pay no expenses associated with its or the Selling Fund’s participation in the Reorganization. The Selling Fund will pay for all reasonable legal counsel and other expenses (including board meeting fees and costs, printing costs and other related administrative or operational costs) of the Acquiring Fund incurred in connection with the Reorganization. The Selling Fund will pay for all reasonable legal counsel and other expenses (including board meeting fees and costs, printing costs, solicitation costs, and other related administrative or operational costs) of the Selling Fund incurred in connection with the Reorganization. If the Reorganization is not consummated, the Selling Fund will bear the expenses incurred in connection with the Reorganization.

10.2.        Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

10.3.        Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC. Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE XII

NDEMNIFICATION

11.1.        The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified person may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

11.2.        The Selling Trust agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified person may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XII

ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

12.1.        The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

12.2.        Except for the covenants set forth in Sections 1.4, 1.6, 1.8, 1.9, 5.5, 5.6, 5.8, 5.10, 5.11, 5.12, 9.1, 11.2 and Article X, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XIII

TERMINATION

13.1.        This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a)         a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof;

(b)         a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)         a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

13.2.      If the transactions contemplated by this Agreement have not been substantially completed by [    ], 2012, this Agreement shall automatically terminate on that date unless a later date is agreed to by all of the parties to this Agreement.

13.3.      If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages; provided, however, that if a party terminates this Agreement by reason of the willful default of the other party, all remedies at law or in equity of the party adversely affected shall survive. For purposes of this provision, the term party shall include the party itself and its board members, officers, and shareholders.

ARTICLE XIV

AMENDMENTS

14.1.      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust, and with respect to those provisions of this Agreement to which SCM is a party, by the officers of SCM, pursuant to authority granted by the respective Boards of Trustees of the Acquiring Trust and the Selling Trust and the general authority of the officers of SCM; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XV

HEADINGS; COUNTERPARTS; GOVERNING LAW;

ASSIGNMENT; LIMITATION OF LIABILITY

15.1.      The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

15.4.      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.      It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring

Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XVI

NOTICES

16.1.      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

(The rest of this page intentionally left blank.)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of Stonebridge Small-Cap Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

STONEBRIDGE FUNDS TRUST, on behalf of [Stonebridge Small-Cap Growth Fund]/ [Stonebridge Institutional Small-Cap Growth Fund]

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.7, 5.12, 8.7, 11.1 and 13.1 only

STONEBRIDGE CAPITAL MANAGEMENT, INC.

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

Schedule A

STATEMENT OF ADDITIONAL INFORMATION

STONEBRIDGE FUNDS TRUST

Stonebridge Small-Cap Growth Fund

Stonebridge Institutional Small-Cap Growth Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(800) 639-3935

January 7, 2013

This Statement of Additional Information of Stonebridge Funds Trust (the “Trust”), which is not a prospectus, supplements and should be read in conjunction with the Joint Prospectus/Proxy Statement dated January 7, 2013 (the “Prospectus/Proxy Statement”), relating specifically to the proposed reorganizations of Stonebridge Small-Cap Growth Fund, a series of the Trust (the “Predecessor Investor Fund”) with and into Stonebridge Small-Cap Growth Fund, a series of Financial Investors Trust (the “New Fund”) and of Stonebridge Institutional Small-Cap Growth Fund, a series of the Trust (the “Predecessor Institutional Fund”) with and into the New Fund (together, the “Reorganizations”).

You may obtain a copy of the Prospectus/Proxy Statement by contacting 1-800-639-3935. The Reorganizations are expected to occur pursuant to Agreements and Plans of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

TABLE OF CONTENTS

1. General Information

2. Financial Statements and Other Incorporated Documents

3. Pro Forma Financial Statements

GENERAL INFORMATION

A Special Meeting of shareholders of the Predecessor Investor Fund and the Predecessor Institutional Fund will be held at the offices of Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067, on February 15, 2013 at 10 a.m. Pacific time. For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Prospectus/Proxy Statement consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the SEC and is incorporated by reference herein:

(i) The financial statements of each Predecessor Fund as included in the Predecessor Funds’ Annual and Semi-Annual Reports filed on January 6, 2012 and July 5, 2012 respectively;

(ii) The statement of additional information for the Predecessor Funds filed on February 28, 2012; and

(iii) The statement of additional information for the New Fund filed on [                    ].

PRO FORMA FINANCIAL STATEMENTS

Statement of Investments as of April 30, 2012 (Unaudited)

Pro Forma Combined Statement of Investments

Stonebridge Small-Cap Growth Fund

Stonebridge Institutional Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund Pro Forma Combined

		Stonebridge Small-Cap Growth Fund		Stonebridge Institutional Small- Cap Growth Fund		Pro Forma Adjustments		Stonebridge Small-Cap Growth Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
COMMON STOCKS	98.35%

BASIC MATERIALS	3.10%

Mining	3.10%
Allied Nevada Gold Corp.**		6,000	$175,740	13,500	$395,415	-	$-	19,500	$571,155

TOTAL BASIC MATERIALS			175,740		395,415				571,155

CONSUMER CYCLICAL	3.24%
Education Services	3.24%
Grand Canyon Education, Inc.**		10,450	181,726	23,800	413,882	-	-	34,250	595,608

TOTAL CONSUMER CYCLICAL			181,726		413,882				595,608

CONSUMER DISCRETIONARY	11.28%
Casinos & Gaming	0.59%
WMS Industries, Inc.**		1,350	33,088	3,100	75,981	-	-	4,450	109,069

Consumer Electronics	4.02%
Harman International Industries, Inc.		4,550	225,589	10,350	513,153	-	-	14,900	738,742

Education Services	3.19%
K12, Inc.**		7,025	179,138	16,000	408,000	-	-	23,025	587,138

Internet	1.47%
Ancestry.com, Inc.**		3,100	82,770	7,000	186,900	-	-	10,100	269,670

Special Consumer Services	2.01%
Steiner Leisure Ltd.**		2,400	112,704	5,475	257,106	-	-	7,875	369,810

TOTAL CONSUMER DISCRETIONARY			633,289		1,441,140				2,074,429

ENERGY	9.21%
Coal & Consumable Fuels	2.72%
Cloud Peak Energy, Inc.**		9,925	152,746	22,600	347,814	-	-	32,525	500,560

Oil & Gas	1.59%
Carrizo Oil & Gas, Inc.**		3,175	89,027	7,250	203,290	-	-	10,425	292,317

Oil & Gas - Drilling	2.04%
Atwood Oceanics, Inc.**		2,600	115,258	5,850	259,331	-	-	8,450	374,589

Oil & Gas Services	2.86%
CARBO Ceramics, Inc.**		600	50,454	1,300	109,317	-	-	1,900	159,771
McDermott International, Inc.**		10,000	113,000	22,500	254,250	-	-	32,500	367,250

			163,454		363,567				527,021

TOTAL ENERGY			520,485		1,174,002				1,694,487

FINANCIALS	7.75%
Asset Management	1.06%
Waddell & Reed Financial, Inc., Class A		1,875	59,962	4,250	135,915	-	-	6,125	195,877

Diversified Financial Services	4.24%
Higher One Holdings, Inc.**		15,050	237,339	34,250	540,122	-	-	49,300	777,461

Investment Bank & Brokerage	2.45%
FXCM, Inc., Class A		12,000	138,960	27,000	312,660	-	-	39,000	451,620

TOTAL FINANCIALS			436,261		988,697				1,424,958

HEALTH CARE	24.30%
Biotechnology	0.45%
Genomic Health, Inc.**		875	25,077	2,000	57,320	-	-	2,875	82,397

Health Care - Equipment	1.61%
Symmetry Medical, Inc.**		8,875	63,101	20,200	143,622	-	-	29,075	206,723
Volcano Corp.**		1,000	27,150	2,300	62,445	-	-	3,300	89,595

			90,251		206,067				296,318

Health Care - Managed Care	3.96%
Accretive Health, Inc.**		22,250	223,835	50,250	505,515	-	-	72,500	729,350

Health Care - Services	5.61%
HMS Holdings Corp.**		10,000	240,600	22,500	541,350	-	-	32,500	781,950
IPC The Hospitalist Co., Inc.**		2,000	76,820	4,500	172,845	-	-	6,500	249,665

			317,420		714,195				1,031,615

Health Care - Supplies	3.06%
Merit Medical Systems, Inc.**		13,075	172,852	29,500	389,990	-	-	42,575	562,842

Health Care - Technology	6.57%
Allscripts Healthcare Solutions, Inc.**		21,000	232,680	47,250	523,530	-	-	68,250	756,210
Quality Systems, Inc.		3,750	140,250	8,400	314,160	-	-	12,150	454,410

			372,930		837,690				1,210,620

Life Science Tools	3.04%
Luminex Corp.**		2,200	55,088	5,200	130,208	-	-	7,400	185,296
PAREXEL International Corp.**		4,250	114,495	9,600	258,624	-	-	13,850	373,119

			169,583		388,832				558,415

TOTAL HEALTH CARE			1,371,948		3,099,609				4,471,557

INDUSTRIALS	10.77%
Aerospace/Defense	2.05%
Hexcel Corp.**		2,150	58,867	4,750	130,055	-	-	6,900	188,922
Spirit Aerosystems Holdings, Inc., Class A**		2,300	57,500	5,250	131,250	-	-	7,550	188,750

			116,367		261,305				377,672

Construction & Engineering	6.99%
Aegion Corp.**		11,375	207,594	25,600	467,200	-	-	36,975	674,794
Chicago Bridge & Iron Co. N.V.**		1,200	53,304	2,750	122,155	-	-	3,950	175,459
Tutor Perini Corp.**		8,450	128,524	20,150	306,482	-	-	28,600	435,006

			389,422		895,837				1,285,259

Machinery - Construction & Farming	1.73%
Titan International, Inc.		4,000	115,560	7,000	202,230	-	-	11,000	317,790

TOTAL INDUSTRIALS			621,349		1,359,372				1,980,721

INFORMATION TECHNOLOGY	15.01%
Application Software	3.09%
Netscout Systems, Inc.**		2,750	56,897	6,200	128,278	-	-	8,950	185,175
Parametric Technology Corp.**		5,500	118,690	12,300	265,434	-	-	17,800	384,124

			175,587		393,712				569,299

Communications Equipment	4.15%
Riverbed Technology, Inc.**		11,900	234,787	26,800	528,764	-	-	38,700	763,551

Computer Storage/Peripherals	2.12%
Intermec, Inc.**		22,500	119,700	50,700	269,724	-	-	73,200	389,424

IT Consulting & Services	2.09%
Mistras Group, Inc.**		5,000	117,350	11,350	266,385	-	-	16,350	383,735

Semiconductors	3.56%
TriQuint Semiconductor, Inc.**		41,250	201,300	93,000	453,840	-	-	134,250	655,140

TOTAL INFORMATION TECHNOLOGY			848,724		1,912,425				2,761,149

MATERIALS	1.00%
Chemicals	1.00%
Intrepid Potash, Inc.		2,400	59,640	5,000	124,250	-	-	7,400	183,890

TOTAL MATERIALS			59,640		124,250				183,890

TECHNOLOGY	11.70%
Application Software	4.43%
Kenexa Corp.**		4,250	138,847	9,600	313,632	-	-	13,850	452,479
SPS Commerce, Inc.**		4,000	111,280	9,000	250,380	-	-	13,000	361,660

			250,127		564,012				814,139

Communications Equipment	4.80%
Acme Packet, Inc.**		9,650	270,876	21,850	613,329	-	-	31,500	884,205

Electronic Components	2.09%
DTS, Inc.**		3,800	118,560	8,550	266,760	-	-	12,350	385,320

Semiconductors	0.38%
Cree, Inc.**		750	23,175	1,500	46,350	-	-	2,250	69,525

TOTAL TECHNOLOGY			662,738		1,490,451	-	-		2,153,189

UTILITIES	0.99%
Multi-Utilities	0.99%
Elster Group SE - ADR**		3,750	55,950	8,500	126,820	-	-	12,250	182,770

TOTAL UTILITIES			55,950		126,820				182,770

TOTAL COMMON STOCKS
(Cost $5,507,104, $12,416,113 and $17,923,217, respectively)			5,567,850		12,526,063	-	-		18,093,913

MONEY MARKET MUTUAL FUNDS	1.28%

Fifth Third U.S. Treasury Money Market Fund - Institutional Class(0.01% 7 Day Yield)		89,387	89,387	145,000	145,000			234,387	234,387

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $89,387, $145,000 and $234,387, respectively)			89,387		145,000	-	-		234,387

TOTAL INVESTMENTS	99.63%
(Cost $5,596,491, $12,561,113 and $18,157,604, respectively)			$5,657,237		$12,671,063	-	-		$18,328,300
LIABILITIES IN EXCESS OF OTHER ASSETS	0.37%		(77)		68,987	-	-		68,910

NET ASSETS (100.00%)	100.00%		$5,657,160		$12,740,050	$-	$-		$18,397,210

** Non Income Producing Security.

ADR - American Depositary Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2012:

Investments in Securities at Value(a)	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small- Cap Growth Fund	Pro Forma Adjustments	Stonebridge Small-Cap Growth Fund Pro Forma Combined
Level 1 - Common Stocks	$ 5,567,850	$ 12,526,063	$ -	$ 18,093,913
Level 1 - Money Market Mutual Funds	89,387	145,000	-	234,387
Level 2	-	-	-	-
Level 3	-	-	-	-

Total	$ 5,657,237	$ 12,671,063	$ -	$ 18,328,300

(a) For detailed descriptions of industries, see the above Pro Forma Schedule of Investments.

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of April 30, 2012.

See Notes to Combined Pro Forma Financial Statements

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited)

Pro Forma Combined Statement of Assets and Liabilities

Stonebridge Small-Cap Growth Fund

Stonebridge Institutional Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund Pro Forma Combined

	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small-Cap Growth Fund	Pro Forma Adjustments	Stonebridge Small-Cap Growth Fund Pro Forma Combined
ASSETS:
Investments, at value (Cost-see below)	$5,657,237	$12,671,063	$-	$18,328,300
Receivable for investments sold	522,033	1,251,576	-	1,773,609
Interest and dividends receivable	614	1,375	-	1,989
Prepaid and other assets	10,992	19,466	-	30,458

Total assets	6,190,876	13,943,480	-	20,134,356

LIABILITIES:
Payable for investments purchased	491,781	1,096,280	-	1,588,061
Payable for fund shares redeemed	-	41,230	-	41,230
Accrued investment advisory fees	3,558	8,052	-	11,610
Accrued administration fees	6,060	6,060	-	12,120
Accrued transfer agent fees	5,002	8,309		13,311
Accrued legal fees	799	1,485	-	2,284
Accrued audit fees	21,563	33,543	-	55,106
Accrued trustee fees	319	475	-	794
Accrued other expenses	4,634	7,996	-	12,630

Total liabilities	533,716	1,203,430	-	1,737,146

Net Assets	$5,657,160	$12,740,050	$-	$18,397,210

COMPOSITION OF NET ASSETS:
Paid-in capital	$5,276,983	$13,910,815		$19,187,798
Accumulated net investment loss	(124,808)	(213,503)		(338,311)
Accumulated net realized gain/(loss) on investments	444,239	(1,067,212)		(622,973)
Net unrealized appreciation on investments	60,746	109,950		170,696

Net Assets	$5,657,160	$12,740,050	$-	$18,397,210

NET ASSET VALUE PER SHARE:
Net Assets	$5,657,160	$12,740,050		$18,397,210
Shares outstanding(a)	698,800	1,508,375	(29,314)	2,177,861
Net asset value and redemption price per share	$8.10	$8.45		$8.45

COST OF INVESTMENTS	$5,596,491	$12,561,113		$18,157,604

(a)	Stonebridge Small-Cap Growth Fund shares are exchanged for the Institutional Stonebridge Small-Cap Growth Fund.

See Notes to Combined Pro Forma Financial Statements

Statement of Operations for the six months ended April 30, 2012 (Unaudited)

Pro Forma Combined Statement of Operations

Stonebridge Small-Cap Growth Fund

Stonebridge Institutional Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund Pro Forma Combined

	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small-Cap Growth Fund	Pro Forma Adjustments		Stonebridge Small-Cap Growth Fund Pro Forma Combined

INVESTMENT INCOME:
Dividends (Net Foreign Tax $(24), $(54) and $(78), respectively)	$5,917	$13,194	$ -		$19,111
Interest	5	8	-		13

Total Income	5,922	13,202	-		19,124

EXPENSES:
Investment advisory fees	21,360	48,255	-		69,615
Administration fees	37,310	37,311	(35,788	) (a)	38,833
Transfer agent fees	14,244	33,503	(20,099	) (a)	27,648
Fund accounting fees and expenses	12,453	18,399	(30,852	) (a)	-
Custodian fees	3,157	4,305	(4,976	) (a)	2,486
Legal fees	15,730	34,885	(47,741	) (a)	2,874
Printing fees	3,863	8,428	(6,467	) (a)	5,824
Registration fees	3,238	4,401	(3,909	) (a)	3,730
Audit fees	7,163	11,143	(6,695	) (a)	11,611
Trustee fees and expenses	3,706	8,088	(9,959	) (a)	1,835
Chief compliance officer fees	-	-	9,945	(a)	9,945
Insurance	6,274	13,991	(19,448	) (a)	817
Other	2,232	3,996	(3,395	) (a)	2,833

Total Expenses	130,730	226,705	(179,384)		178,051

Net Investment Loss	(124,808)	(213,503)	179,384		(158,927)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	743,224	1,679,456	-		2,422,680
Unrealized appreciation on investments
Beginning of year	338,287	718,798	-		1,057,085
End of year	60,746	109,950	-		170,696

Change in net unrealized appreciation of investments	(277,541)	(608,848)	-		(886,389)

Net Realized and Unrealized Gain on Investments	465,683	1,070,608	-		1,536,291

Net Increase in Net Assets Resulting From Operations	$340,875	$857,105	$179,384		$1,377,364

(a) The adjustment is to decrease fees and expenses under the Stonebridge Small-Cap Growth Fund Pro Forma Combined.

See Notes to Combined Pro Forma Financial Statements

Notes to Combined Pro Forma Financial Statements of

Stonebridge Small-Cap Growth Fund and Stonebridge Institutional Small-Cap Growth Fund

April 30, 2012 (Unaudited)

1. Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization of the Stonebridge Small-Cap Growth Fund into the Stonebridge Institutional Small-Cap Growth Fund as if the Reorganization had taken place on April 30, 2012.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Stonebridge Small-Cap Growth Fund and the Stonebridge Institutional Small-Cap Growth Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method of accounting for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Stonebridge Small-Cap Growth Fund in exchange for shares of the Stonebridge Institutional Small-Cap Growth Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Stonebridge Small-Cap Growth Fund and the Stonebridge Institutional Small-Cap Growth Fund have been combined as of and for the six months ended April 30, 2012. Following the acquisition, the Stonebridge Institutional Small-Cap Growth Fund will be the accounting survivor and will reorganize into a newly created series of Financial Investors Trust (“Trust”), which will be named the Stonebridge Small-Cap Growth Fund. In accordance with U.S. generally accepted accounting principles in the U. S. (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. As of April 30, 2012, the Stonebridge Small-Cap Growth Fund portfolio did not contain securities, either individually or when aggregated with the Stonebridge Institutional Small-Cap Growth Fund’s portfolio, that violated the investment policies or restrictions of the Stonebridge Institutional Small-Cap Growth Fund.

The accompanying pro forma financial statements and notes to financial statements should be read in conjunction with the financial statements of the Stonebridge Small-Cap Growth Fund and Stonebridge Institutional Small-Cap Growth Fund semi-annual report dated April 30, 2012.

2. General Information and Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Combined Fund in the preparation of the pro forma financial statements. These policies are in conformity with GAAP:

Use of Estimates — The preparation of each Series’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Securities listed or traded on a registered securities exchange are valued at the last reported sales price on the day of computation or, if there is not a sale that day, the mean between the closing bid and asked price is used. For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. Where market quotations of non-NASDAQ over-the-counter stocks or other securities are readily available, the mean between the bid and asked price is used. Short-term debt securities with maturities of less than 60 days are valued at amortized cost, which generally equals market value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

The pro forma combined statement of operations for the six months ended April 30, 2012, as adjusted, given the effect to the Reorganizations reflect changes in expenses of the Fund as if the Reorganization was consummated on April 30, 2012. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganizations, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

3. Investment Advisory Agreements and Related Party Transactions

The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the “Adviser”) with respect to each Series. The advisory agreements have been approved by the Trust’s Board of Trustees and shareholders. Pursuant to its advisory agreements with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly, at annual rates of 0.75% of the average daily net assets of the Stonebridge Small-Cap Growth Fund.

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund and Subsidiary. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement (the “Agreement”), ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund’s operations. The table below describes the administrative fee paid by the Fund to ALPS pursuant to the Agreement during the six months ended April 30, 2012:

The Fund’s administration fee is accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $75,000 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Contractual Fee
Between $0-$500M	0.05%
$500M-$1B	0.03%
Above $1B	0.02%

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS is compensated based upon a $25,000 annual base fee for the Fund, and annually $9 per direct open account and $7 per open account through the National Securities Clearing Corporation. ALPS is also reimbursed by the Fund for certain out-of-pocket expenses.

Compliance Services

ALPS provides services as the Fund’s Chief Compliance Officer to assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee of $20,000.

Distributor

ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc.) (“ADI” or the “Distributor”) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

4. Capital Shares

The pro forma net asset values per share assume that the issuance of the Institutional Stonebridge Small-Cap Growth Fund shares to the Stonebridge Small-Cap Growth Fund would have occurred at April 30, 2012 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the Combined Fund consists of the following at April 30, 2012:

	Shares Outstanding at April 30, 2012	Additional Shares issued in the Reorganization	Pro Forma Shares at April 30, 2012
Stonebridge Small-Cap Growth Fund	1,508,375	669,486	2,177,861

5. Tax Basis of Investments

The amount of net unrealized depreciation and the cost of investment securities for tax purposes, including short-term securities, at April 30, 2012, were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
Stonebridge Small-Cap Growth Fund	$18,383,670	$1,465,684	$(1,521,054)	$(55,370)

As of October 31, 2011, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Expiring October 31, 2017
Stonebridge Small-Cap Growth Fund	$3,043,065

6. Pro Forma Calculation

The accompanying pro forma combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

Proxy Tabulator
PO Box 55046
Boston, MA 02205-9918

To vote by Internet

1. Read the Proxy Statement and have the proxy card below at hand.

2. Go to website www.eproxyvote.com/stonebridge

3. Follow the instructions provided on the website.

To vote by Telephone

1. Read the Proxy Statement and have the proxy card below at hand.

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3. Sign and date the proxy card.

4. Return the proxy card in the envelope provided.

STONEBRIDGE FUNDS TRUST

Stonebridge Institutional Small-Cap Growth Fund

Proxy for a Special Meeting of Shareholders to be Held on February 15, 2013

This Proxy is solicited on behalf of the Trustees of the Stonebridge Funds Trust (the “Trust”). The undersigned, revoking previous proxies, hereby appoints Debra L. Newman and Dawn Cotten, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution and re-substitution, to attend, act, and vote shares which the undersigned is entitled to vote at the Special Meeting of Shareholders (“Special Meeting”) of the Funds listed below to be held at the offices of Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067, on February 15, 2013 at 10:00 a.m. Pacific Time and at any adjournment(s) or postponement(s) of such Special Meeting, upon the Proposal described in the Notice of Special Meeting and accompanying Prospectus/Proxy Statement, which have been received by the undersigned.

When properly executed, this proxy will be voted as indicated. If no choice is indicated, this proxy will be voted “FOR” the Proposal. The proxy will be voted in accordance with the proxy holder’s best judgment as to any other matters that may arise at the Special Meeting.

Sign, Date and Return this Proxy Card Promptly Using the Enclosed Envelope.

Note: Receipt of Notice of Meeting and Prospectus/Proxy Statement is hereby acknowledged. Important: Joint owners must EACH sign. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your full title.

Sign here exactly as name(s) appear(s) above

Dated

Proposal(s) listed on reverse side.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement for the Special Meeting is available at www.eproxyvote.com/stonebridge

Vote must be indicated in Black or Blue Ink.  ☒

THE BOARD OF TRUSTEES OF STONEBRIDGE FUNDS TRUST RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

1.	Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Institutional Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Institutional Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Institutional Fund, and the distribution of such shares to the shareholders of the Predecessor Institutional Fund in complete liquidation and termination of the Predecessor Institutional Fund.	FOR ☐	AGAINST ☐	ABSTAIN ☐

Proxy Tabulator
PO Box 55046
Boston, MA 02205-9918

To vote by Internet

1. Read the Proxy Statement and have the proxy card below at hand.

2. Go to website www.eproxyvote.com/stonebridge

3. Follow the instructions provided on the website.

To vote by Telephone

1. Read the Proxy Statement and have the proxy card below at hand.

2. Call 1-866-977-7699

3. Follow the instructions.

To vote by Mail

1. Read the Proxy Statement.

2. Check the appropriate boxes on the proxy card on the reverse side.

3. Sign and date the proxy card.

4. Return the proxy card in the envelope provided.

STONEBRIDGE FUNDS TRUST

Stonebridge Institutional Small-Cap Growth Fund

Proxy for a Special Meeting of Shareholders to be Held on February 15, 2013

This Proxy is solicited on behalf of the Trustees of the Stonebridge Funds Trust (the “Trust”). The undersigned, revoking previous proxies, hereby appoints Debra L. Newman and Dawn Cotten, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution and re-substitution, to attend, act, and vote shares which the undersigned is entitled to vote at the Special Meeting of Shareholders (“Special Meeting”) of the Funds listed below to be held at the offices of Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067, on February 15, 2013 at 10:00 a.m. Pacific Time and at any adjournment(s) or postponement(s) of such Special Meeting, upon the Proposal described in the Notice of Special Meeting and accompanying Prospectus/Proxy Statement, which have been received by the undersigned.

When properly executed, this proxy will be voted as indicated. If no choice is indicated, this proxy will be voted “FOR” the Proposal. The proxy will be voted in accordance with the proxy holder’s best judgment as to any other matters that may arise at the Special Meeting.

Sign, Date and Return this Proxy Card Promptly Using the Enclosed Envelope.

Note: Receipt of Notice of Meeting and Prospectus/Proxy Statement is hereby acknowledged. Important: Joint owners must EACH sign. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your full title.

Sign here exactly as name(s) appear(s) above

Dated

Proposal(s) listed on reverse side.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement for the Special Meeting is available at www.eproxyvote.com/stonebridge

Vote must be indicated in Black or Blue Ink.  ☒

THE BOARD OF TRUSTEES OF STONEBRIDGE FUNDS TRUST RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

1.	Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Stonebridge Small-Cap Growth Fund, a series of Stonebridge Funds Trust (“Predecessor Investor Fund”) to the Stonebridge Small-Cap Growth Fund, a newly created series of Financial Investors Trust (“New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Predecessor Investor Fund, and the distribution of such shares to the shareholders of the Predecessor Investor Fund in complete liquidation and termination of the Predecessor Investor Fund.	FOR ☐	AGAINST ☐	ABSTAIN ☐

PART C. OTHER INFORMATION

Item 15. Indemnification

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16.		Exhibits

(1)	(a)	Trust Instrument of Registrant.(1)

	(b)	Revised Trust Instrument of Registrant.(1)

	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(2)	(a)	By-Laws of Registrant.(1)

	(b)	Revised By-Laws of Registrant.(1)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(3)		Not applicable.

(4)	(a)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Stonebridge Small-Cap Growth Fund, Stonebridge Funds Trust, on behalf of Stonebridge Small-Cap Growth Fund, and Stonebridge Capital Management, Inc. (filed herewith).

	(b)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Stonebridge Small-Cap Growth Fund, Stonebridge Funds Trust, on behalf of Stonebridge Institutional Small-Cap Growth Fund, and Stonebridge Capital Management, Inc. (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (1)(a) of this filing).

(6)	(a)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(b)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(c)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(d)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(e)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

	(f)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)

	(g)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(h)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

	(i)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC (n/k/a CoreCommodity Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

.	(j)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

	(k)	Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

	(l)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income ), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth ) and RiverFront Moderate Growth & Income Funds.(28)

	(m)	Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

	(n)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)

	(o)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

	(p)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(q)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

	(r)	Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(s)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

	(t)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

	(u)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(v)	Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(w)	Investment Advisory Agreement dated between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

	(x)	Form of Investment Advisory Agreement between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund (filed herewith).

(7)	(a)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, Jefferies Asset Management Commodity Strategy Fund, RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Monderate Growth and Income Fund and ALPS/Kotak India Growth Fund.(28)

	(b)	Amendment No. 1 dated August 31, 2012 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

	(c)	Amendment No. 2 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

	(d)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

	(e)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(f)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm.(3)

	(g)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(h)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(i)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

	(j)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(k)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

	(l)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

	(m)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

	(n)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

	(o)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(p)	Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(q)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund (filed herewith).

(8)		None.

(9)	(a)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(b)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(c)	Custodian Agreement dated August 3, 2009 between Registrant and Union Bank N.A. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

	(d)	Amendment No. 1 to Custody Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

(e)	Amendment No. 1 to Foreign Custody Manager Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

(f)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(g)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(h)	Amendment to Custody Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(i)	Amendment to Foreign Custody Manager Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(j)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(k)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(l)	Amendment to Custody Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

(m)	Amendment to Foreign Custody Manager Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

(n)	Amendment to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(o)	Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(p)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and Union Bank N.A. with respect to the Aspen Managed Futures Strategy Fund.(28)

(q)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and Union Bank N.A. with respect to the Disciplined Growth Investors Fund.(28)

(r)	Amendment to Custodian Agreement dated September 13, 2011 between Registrant and Union Bank N.A. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(s)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and Union Bank N.A. with respect Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

	(t)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and Union Bank N.A. with respect to the Seafarer Overseas Growth and Income Fund.(26)

	(u)	Amendment to Custodian Agreement dated March 13, 2012 between Registrant and Union Bank N.A. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(v)	Amendment to Custodian Agreement dated July 24, 2012 between Registrant and Union Bank N.A. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(w)	Form of Custodian Agreement between Registrant and [ ] with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(10)	(a)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class A.(4)

	(b)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class R.(4)

	(c)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

	(d)	Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

	(e)	Distribution and Services Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class A.(6)

	(f)	Distribution and Services Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class C.(14)

	(g)	Shareholder Services Plan – ALPS/WMC Value Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class C.(14)

	(h)	Distribution and Services Plan – Clough China Fund, Class A.(7)

	(i)	Distribution and Services Plan – Clough China Fund, Class C.(7)

	(j)	Shareholder Services Plan – Clough China Fund, Class C.(16)

	(k)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

	(l)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

	(m)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

	(n)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

(o)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class A.(13)

(p)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class C.(13)

(q)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), Investor Class.(13)

(r)	Shareholder Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class C.(13)

(s)	Distribution and Services Plan – RiverFront Conservative Income Builder Fund, Class A.(28)

(t)	Distribution and Services Plan – RiverFront Conservative Income Builder Fund, Class C.(28)

(u)	Shareholder Services Plan – RiverFront Conservative Income Builder Fund, Class C.(28)

(v)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(w)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(x)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(y)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(z)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

(aa)	Distribution and Services Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds, Investor Class.(22)

(bb)	Distribution and Services Plan – Redmont Resolute Fund I, Class A.(25)

(cc)	Shareholder Services Plan – Redmont Resolute Fund I, Class A.(25)

(dd)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Investor Class.(26)

(ee)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Institutional Class.(26)

(ff)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(gg)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(hh)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(ii)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

(jj)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

(kk)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

(ll)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(mm)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.(23)

(nn)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(oo)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

(pp)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.(23)

(qq)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.(23)

(rr)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(ss)	Shareholder Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(tt)	Distribution and Services Plan – ALPS/Alerian MLP Index Fund, Class A (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(uu)	Distribution and Services Plan – ALPS/Alerian MLP Index Fund, Class C (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(vv)	Shareholder Services Plan – ALPS/Alerian MLP Index Fund, Class A (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(ww)	Shareholder Services Plan – ALPS Alerian MLP Index Fund, Class C (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(xx)	Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(14)

(yy)	Rule 18f-3 Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(14)

(zz)	Rule 18f-3 Plan – Clough China Fund.(16)

(aaa)	Rule 18f-3 Plan – Jefferies Asset Management Commodity Strategy Allocation Fund.(12)

(bbb)	Rule 18f-3 Plan – RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Global Growth (f/k/a RiverFront Long Term Growth) Funds.(13)

(ccc)	Rule 18f-3 Plan – ALPS/Kotak India Growth Fund.(17)

(ddd)	Rule 18f-3 Plan – RiverFront Conservative Income Builder Fund.(28)

(eee)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

(fff)	Rule 18f-3 Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(ggg)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)

(hhh)	Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund.(26)

	(iii)	Rule 18f-3 Plan – Emerald Banking and Finance Fund and Emerald Growth Fund.(28)

	(jjj)	Rule 18f-3 Plan – ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Stonebridge Small-Cap Growth Fund (filed herewith).

(12)	(a)	Form of Tax Opinion of Davis Graham & Stubbs LLP (filed herewith).

(13)	(a)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(b)	Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

	(c)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

	(d)	Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection)and ALPS/GNI Long-Short Funds.(14)

	(e)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(f)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(g)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(h)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

	(i)	Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(j)	Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

	(k)	Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

	(l)	Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(m)	Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(n)	Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(o)	Amendment to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(p)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(q)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(r)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(s)	Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(t)	Transfer Agency and Service Agreement dated [ ] Between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(u)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(v)	Amendment No. 1 dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

(w)	Amendment No. 3 dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(x)	Amendment No. 4 dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection Fund)and ALPS/GNI Long-Short Funds.(16)

(y)	Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

(z)	Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(aa)	Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(bb)	Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(cc)	Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

(dd)	Amendment dated to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(ee)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(ff)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(gg)	Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(hh)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(ii)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(jj)	Co-Administration and Shareholder Services dated January 30, 2012 Agreement between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(kk)	Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(ll)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(mm)	Administration, Bookkeeping and Pricing Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(nn)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(oo)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(pp)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(qq)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(rr)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(ss)	Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(tt)	Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(uu)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(vv)	PFO Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(ww)	Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(xx)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(yy)	Chief Compliance Officer Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(zz)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(aaa)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(bbb)	PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(ccc)	Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(ddd)	PFO Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(eee)	Chief Compliance Officer Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(fff)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(ggg)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

(hhh)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(iii)	Fee Waiver Letter Agreement dated August 9, 2012 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(jjj)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(kkk)	Fee Waiver Letter Agreement dated June 12, 202 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds.(28)

(lll)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(mmm)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund. (28)

(nnn)	Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Index Fund (to be filed by subsequent amendment to Registrant’s registration statement on Form N-1A).

(ooo)	Transfer Agency Annual Account Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(ppp)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

(qqq)	Fee Waiver Letter Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(rrr)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(sss)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(ttt)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(uuu)	Fee Waiver Letter Agreement dated June 12, 2012 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(14)	(a)	Consent of Tait, Weller and Baker LLP, as Independent Registered Public Accounting Firm, with respect to the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund (filed herewith).

(15)		None.

(16)		Powers of Attorney dated September 11, 2012 (filed herewith).

(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

	(b)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010.(13)

	(c)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

	(d)	Code of Ethics for Wellington Management Company, LLP as of April 1, 2012.(28)

	(e)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

	(f)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

	(g)	Code of Ethics for CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC).(12)

	(h)	Code of Ethics for RiverFront Investment Group, LLC.(15)

	(i)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

	(j)	Code of Ethics for Aspen Partners Ltd.(20)

	(k)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

	(l)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

	(m)	Code of Ethics for Highland Associates, Inc.(25)

	(n)	Code of Ethics for Seafarer Capital Partners, LLC.(26)

	(o)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

	(p)	Code of Ethics for Hanson McClain Strategic Advisors, Inc. (27)

	(q)	Code of Ethics for Stonebridge Capital Management, Incorporated (to be filed by subsequent amendment).

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.

(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on November 19, 2012.

FINANCIAL INVESTORS TRUST
(Registrant)

By:
/s/ Edmund J. Burke
Edmund J. Burke

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Edmund J. Burke	President, Trustee and Chairman	November 19, 2012

Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	November 19, 2012

John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	November 19, 2012

Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	November 19, 2012

Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	November 19, 2012

Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	November 19, 2012

Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	November 19, 2012

Jeremy O. May

*  Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012.

/s/ Jeremy O. May	Treasurer

Jeremy O. May

Exhibit List

Exhibits.	Description

(4)(a)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Stonebridge Small-Cap Growth Fund, Stonebridge Funds Trust, on behalf of Stonebridge Small-Cap Growth Fund, and Stonebridge Capital Management, Inc.

(4)(b)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Stonebridge Small-Cap Growth Fund, Stonebridge Funds Trust, on behalf of Stonebridge Institutional Small-Cap Growth Fund, and Stonebridge Capital Management, Inc.

(6)(x)	Form of Investment Advisory Agreement between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund.

(7)(q)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund

(11)(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Stonebridge Small-Cap Growth Fund

12(a)	Form of Tax Opinion of Davis Graham & Stubbs LLP

(14)(a)	Consent of Tait, Weller and Baker LLP, as Independent Registered Public Accounting Firm, with respect to the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund

(16)	Powers of Attorney